UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Steven I. Koszalka

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Bond Fund of America®
Investment portfolio
September 30, 2018
unaudited
Bonds, notes & other debt instruments 97.40% U.S. Treasury bonds & notes 39.86% U.S. Treasury 33.57%	Principal amount (000)	Value (000)
U.S. Treasury 1.25% 2018	$155,000	$154,882
U.S. Treasury 1.375% 2019	395,000	393,440
U.S. Treasury 1.50% 2019	270,000	269,077
U.S. Treasury 1.50% 2019	202,800	202,250
U.S. Treasury 1.625% 2019	412,200	410,630
U.S. Treasury 1.875% 2019	16,000	15,838
U.S. Treasury 1.375% 2020	681	661
U.S. Treasury 1.50% 2020	59,650	58,408
U.S. Treasury 1.50% 2020	37,610	36,853
U.S. Treasury 1.50% 2020	35,500	34,828
U.S. Treasury 1.625% 2020[1]	237,000	232,023
U.S. Treasury 1.75% 2020	99,480	97,319
U.S. Treasury 1.75% 2020	43,290	42,267
U.S. Treasury 2.00% 2020	110,240	108,315
U.S. Treasury 2.25% 2020	192,250	190,945
U.S. Treasury 2.25% 2020	13,000	12,904
U.S. Treasury 2.375% 2020	38,000	37,767
U.S. Treasury 2.50% 2020	218,000	216,908
U.S. Treasury 2.625% 2020	18,000	17,943
U.S. Treasury 2.625% 2020	15,400	15,347
U.S. Treasury 2.750% 2020	77,643	77,546
U.S. Treasury 1.125% 2021	500	476
U.S. Treasury 1.125% 2021	—[2]	—[2]
U.S. Treasury 1.75% 2021	25,177	24,311
U.S. Treasury 2.00% 2021	80,000	78,231
U.S. Treasury 2.00% 2021	3,000	2,927
U.S. Treasury 2.00% 2021	1,000	974
U.S. Treasury 2.125% 2021	93,000	90,792
U.S. Treasury 2.125% 2021	21,100	20,643
U.S. Treasury 2.25% 2021	31,000	30,573
U.S. Treasury 2.25% 2021	4,000	3,942
U.S. Treasury 2.375% 2021	11,000	10,876
U.S. Treasury 2.625% 2021	48,000	47,708
U.S. Treasury 2.750% 2021	40,000	39,853
U.S. Treasury 2.75% 2021	7,000	6,974
U.S. Treasury 1.625% 2022	91,000	86,649
U.S. Treasury 1.75% 2022	60,000	57,770
U.S. Treasury 1.75% 2022	23,000	22,055
U.S. Treasury 1.875% 2022	561,000	541,331
U.S. Treasury 1.875% 2022	404,200	388,206
U.S. Treasury 1.875% 2022	147,000	141,984
U.S. Treasury 1.875% 2022[1]	130,000	125,099
U.S. Treasury 2.00% 2022	399,550	385,318
U.S. Treasury 2.00% 2022	220,460	212,442
U.S. Treasury 2.125% 2022	624,080	603,872
U.S. Treasury 2.125% 2022	85,340	82,958
The Bond Fund of America — Page 1 of 45

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2023[1]	$417,860	$393,098
U.S. Treasury 1.625% 2023	66,715	62,910
U.S. Treasury 2.125% 2023	81,263	78,044
U.S. Treasury 2.375% 2023	76,000	74,266
U.S. Treasury 2.50% 2023	52,000	51,039
U.S. Treasury 2.50% 2023	30,735	30,117
U.S. Treasury 2.625% 2023	90,000	88,735
U.S. Treasury 2.75% 2023	77,500	76,822
U.S. Treasury 2.75% 2023	22,000	21,820
U.S. Treasury 2.75% 2023	13,000	12,894
U.S. Treasury 2.75% 2023	12,500	12,392
U.S. Treasury 2.875% 2023	359,913	358,732
U.S. Treasury 2.00% 2024	308,586	292,999
U.S. Treasury 2.00% 2024	180,000	170,746
U.S. Treasury 2.00% 2024	95,000	90,276
U.S. Treasury 2.125% 2024	678,850	646,951
U.S. Treasury 2.125% 2024	18,000	17,126
U.S. Treasury 2.25% 2024	172,750	165,596
U.S. Treasury 2.25% 2024	55,825	53,869
U.S. Treasury 2.25% 2024	52,000	49,871
U.S. Treasury 2.25% 2024	33,000	31,612
U.S. Treasury 2.50% 2024	134,000	130,718
U.S. Treasury 2.125% 2025	61,750	58,484
U.S. Treasury 2.50% 2025	14,000	13,600
U.S. Treasury 2.625% 2025	146,324	143,066
U.S. Treasury 2.75% 2025[1]	992,493	978,340
U.S. Treasury 2.75% 2025	90,000	88,530
U.S. Treasury 2.75% 2025	31,813	31,310
U.S. Treasury 2.875% 2025	395,441	392,397
U.S. Treasury 2.875% 2025	305,175	302,706
U.S. Treasury 3.00% 2025	117,000	116,890
U.S. Treasury 2.00% 2026	41,600	38,492
U.S. Treasury 2.25% 2027	232,486	217,670
U.S. Treasury 2.25% 2027	85,000	80,022
U.S. Treasury 2.25% 2027	68,000	63,787
U.S. Treasury 2.375% 2027	85,000	80,723
U.S. Treasury 2.75% 2028	97,398	94,991
U.S. Treasury 2.875% 2028	470,160	463,108
U.S. Treasury 2.875% 2028	104,209	102,653
U.S. Treasury 2.875% 2043	3,750	3,545
U.S. Treasury 3.00% 2045	14,850	14,317
U.S. Treasury 2.50% 2046	180,555	157,453
U.S. Treasury 2.50% 2046	20,000	17,428
U.S. Treasury 2.875% 2046	19,354	18,189
U.S. Treasury 2.75% 2047	54,500	49,883
U.S. Treasury 3.00% 2047	120,916	116,375
U.S. Treasury 3.00% 2047	13,950	13,435
U.S. Treasury 3.00% 2048[1]	204,259	196,474
U.S. Treasury 3.00% 2048	77,087	74,149
U.S. Treasury 3.125% 2048	604,755	596,373
		13,067,138
The Bond Fund of America — Page 2 of 45

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 6.29%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	$71,593	$69,855
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	1,587,771	1,568,144
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	24,152	23,195
U.S. Treasury Inflation-Protected Security 0.625% 2026[3]	8,273	8,101
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	89,615	85,637
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	27,609	26,403
U.S. Treasury Inflation-Protected Security 1.75% 2028[3]	5,052	5,414
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	14,177	17,268
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,3]	190,988	179,518
U.S. Treasury Inflation-Protected Security 0.625% 2043[3]	67,301	61,258
U.S. Treasury Inflation-Protected Security 1.00% 2046[3]	13,295	13,139
U.S. Treasury Inflation-Protected Security 0.875% 2047[1,3]	329,197	315,316
U.S. Treasury Inflation-Protected Security 1.00% 2048[3]	93,640	74,518
		2,447,766
Total U.S. Treasury bonds & notes		15,514,904
Corporate bonds & notes 30.02% Financials 9.28%
ACE INA Holdings Inc. 2.30% 2020	13,345	13,106
ACE INA Holdings Inc. 2.875% 2022	1,585	1,552
ACE INA Holdings Inc. 3.35% 2026	1,885	1,833
ACE INA Holdings Inc. 4.35% 2045	1,465	1,497
Ally Financial Inc. 8.00% 2031	29,295	35,630
Ally Financial Inc. 8.00% 2031	15,410	18,742
American Express Co. 2.20% 2020	600	588
American Express Co. 3.00% 2024	20,000	19,124
American International Group, Inc. 3.90% 2026	2,625	2,573
American International Group, Inc. 4.20% 2028	11,005	10,904
American International Group, Inc. 4.80% 2045	1,150	1,136
American International Group, Inc. 4.75% 2048	21,050	20,646
Australia & New Zealand Banking Group Ltd. 2.625% 2022	15,000	14,495
AXA Equitable Holdings, Inc. 3.90% 2023[4]	9,925	9,861
AXA SA 5.00% 2048[4]	30,935	28,884
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.00% on 8/11/2021)[4,5]	1,850	1,811
Bank of America Corp. 2.738% 2022 (3-month USD-LIBOR + 0.37% on 1/23/2021)[5]	21,000	20,657
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)[5]	55,535	53,684
Bank of America Corp. 2.881% 2023[5]	14,315	13,924
Bank of America Corp. 3.124% 2023 (3-month USD-LIBOR + 1.16% on 1/20/2022)[5]	62,500	61,398
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[5]	116,217	114,924
Bank of America Corp. 3.864% 2024 (3-month USD-LIBOR +0.94% on 7/23/2023)[5]	8,510	8,513
Bank of America Corp. 3.366% 2026 (3-month USD-LIBOR + 0.81% on 1/23/2025)[5]	17,500	16,837
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[5]	400	376
Bank of America Corp. 3.97% 2029 (3-month USD-LIBOR + 1.07% on 3/5/2028)[5]	14,675	14,332
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)[5]	18,061	18,044
Bank of Nova Scotia 2.50% 2021	17,500	17,199
Barclays Bank PLC 3.65% 2025	1,190	1,119
Barclays Bank PLC 4.972% 2029 (3-month USD-LIBOR + 1.902% on 5/16/2028)[5]	13,000	12,853
Barclays Bank PLC 4.95% 2047	18,750	17,456
BB&T Corp. 2.45% 2020	13,700	13,599
BBVA Bancomer SA 6.50% 2021[4]	1,000	1,047
Berkshire Hathaway Finance Corp. 4.20% 2048	43,553	43,295
Berkshire Hathaway Inc. 3.125% 2026	4,100	3,958
The Bond Fund of America — Page 3 of 45

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Berkshire Hathaway Inc. 4.50% 2043	$1,500	$1,565
BNP Paribas 3.50% 2023[4]	65,600	64,039
BNP Paribas 3.375% 2025[4]	41,525	39,352
Capital One Financial Corp. 1.85% 2019	7,500	7,420
Capital One Financial Corp. 2.40% 2020	18,900	18,513
Capital One Financial Corp. 2.50% 2020	64,900	64,116
Capital One Financial Corp. 3.45% 2021	7,500	7,496
Capital One Financial Corp. 4.25% 2025	32,500	32,399
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.339% 2019[4,6,7,8,9]	2,231	2,231
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.339% 2019[4,6,7,8,9]	1,007	1,007
CBOE Holdings, Inc. 1.95% 2019	3,325	3,305
Citigroup Inc. 2.35% 2021	16,500	15,998
Citigroup Inc. 2.70% 2021	13,500	13,274
Citigroup Inc. 2.90% 2021	37,000	36,248
Citigroup Inc. 3.40% 2021	19,405	19,407
Citigroup Inc. 2.75% 2022	33,300	32,371
Citigroup Inc. 2.876% 2023 (3-month USD-LIBOR + 0.95% on 7/24/2022)[5]	48,582	47,031
Citigroup Inc. 3.142% 2023 (3-month USD-LIBOR + 0.722% on 1/4/2022)[5]	11,400	11,190
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)[5]	28,320	28,454
Citigroup Inc. 3.20% 2026	4,577	4,277
Citigroup Inc. 4.075% 2029 (3-month USD-LIBOR + 1.192% on 4/23/2028)[5]	4,834	4,747
Citigroup Inc. 4.65% 2048	18,420	18,676
CME Group Inc. 4.15% 2048	8,050	8,046
CNA Financial Corp. 3.95% 2024	6,705	6,676
Cooperatieve Rabobank UA 2.75% 2023	17,000	16,347
Crédit Agricole SA 3.375% 2022[4]	17,850	17,523
Crédit Agricole SA 3.75% 2023[4]	27,450	26,950
Crédit Agricole SA 4.375% 2025[4]	6,030	5,906
Credit Suisse Group AG 3.45% 2021	11,250	11,211
Credit Suisse Group AG 3.80% 2022	15,903	15,828
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[4,5]	7,250	6,923
Credit Suisse Group AG 3.574% 2023[4]	13,000	12,750
Credit Suisse Group AG 3.80% 2023	18,775	18,575
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[4,5]	11,500	11,470
Credit Suisse Group AG 3.75% 2025	7,600	7,338
Credit Suisse Group AG 4.55% 2026	11,000	11,064
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[4,5]	19,685	18,555
Danske Bank AS 2.00% 2021[4]	13,010	12,341
Danske Bank AS 2.70% 2022[4]	13,475	12,921
Danske Bank AS 3.875% 2023[4]	35,840	35,177
Deutsche Bank AG 2.50% 2019	12,900	12,869
Deutsche Bank AG 2.85% 2019	28,500	28,428
Deutsche Bank AG 2.70% 2020	13,000	12,739
Deutsche Bank AG 3.15% 2021	25,825	25,248
Deutsche Bank AG 3.95% 2023	11,500	11,176
Discover Financial Services 10.25% 2019	3,650	3,835
Discover Financial Services 3.35% 2023	28,175	27,381
Discover Financial Services 4.65% 2028	26,750	26,853
DNB ASA 2.375% 2021[4]	22,700	22,045
Ford Motor Credit Co. 2.375% 2019	24,825	24,770
Ford Motor Credit Co. 3.81% 2024	15,000	14,315
FS Energy and Power Fund 7.50% 2023[4]	7,755	7,929
General Motors Financial Co. 4.20% 2021	4,500	4,558
General Motors Financial Co. 3.45% 2022	14,955	14,730
The Bond Fund of America — Page 4 of 45

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
General Motors Financial Co. 4.15% 2023	$14,010	$13,981
General Motors Financial Co. 4.00% 2026	2,000	1,882
Goldman Sachs Group, Inc. 2.60% 2020	11,060	10,963
Goldman Sachs Group, Inc. 5.75% 2022	200	213
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[5]	126,460	122,240
Goldman Sachs Group, Inc. 3.20% 2023	34,500	33,770
Goldman Sachs Group, Inc. 3.484% 2026[9]	14,200	14,221
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[5]	25,400	24,242
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[5]	12,484	12,320
Goldman Sachs Group, Inc. 4.411% 2039 (3-month USD-LIBOR + 1.43% on 4/23/2038)[5]	5,475	5,318
Goldman Sachs Group, Inc. 5.30% (undated) (3-month USD-LIBOR + 3.834% on 11/10/2026)[5]	100	100
Groupe BPCE SA 2.75% 2021	400	390
Groupe BPCE SA 2.75% 2023[4]	8,600	8,226
Groupe BPCE SA 5.70% 2023[4]	30,476	31,809
Groupe BPCE SA 5.15% 2024[4]	25,098	25,552
Groupe BPCE SA 4.50% 2025[4]	7,795	7,632
HSBC Holdings PLC 4.125% 2020[4]	9,453	9,603
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[5]	15,000	14,701
HSBC Holdings PLC 3.95% 2024 (3-month USD-LIBOR + 0.987% on 5/18/2023)[5]	16,650	16,547
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[5]	45,760	45,865
HSBK (Europe) BV 7.25% 2021[4]	3,710	3,949
Intesa Sanpaolo SpA 3.875% 2019	8,485	8,493
Intesa Sanpaolo SpA 3.125% 2022[4]	17,025	15,845
Intesa Sanpaolo SpA 3.375% 2023[4]	19,375	17,950
Intesa Sanpaolo SpA 5.017% 2024[4]	132,245	119,451
Intesa Sanpaolo SpA 5.71% 2026[4]	26,775	24,451
Intesa Sanpaolo SpA 3.875% 2027[4]	7,200	6,153
Intesa Sanpaolo SpA 3.875% 2028[4]	25,000	21,213
Intesa Sanpaolo SpA 4.375% 2048[4]	4,175	3,163
Jefferies Financial Group Inc. 5.50% 2023	4,695	4,866
JPMorgan Chase & Co. 2.25% 2020	14,000	13,859
JPMorgan Chase & Co. 2.55% 2020	14,230	14,032
JPMorgan Chase & Co. 2.40% 2021	17,500	17,067
JPMorgan Chase & Co. 2.55% 2021	26,400	25,934
JPMorgan Chase & Co. 2.70% 2023	23,475	22,590
JPMorgan Chase & Co. 2.776% 2023 (3-month USD-LIBOR + 0.935% on 4/25/2022)[5]	16,700	16,227
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[5]	27,515	27,239
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[5]	51,031	51,024
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[5]	7,025	6,658
JPMorgan Chase & Co. 4.005% 2029 (3-month USD-LIBOR + 1.12% on 4/23/2028)[5]	10,575	10,402
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[5]	38,190	38,048
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[5]	47,150	45,017
Lloyds Banking Group PLC 4.05% 2023	20,000	19,870
Lloyds Banking Group PLC 4.45% 2025	15,000	15,033
Lloyds Banking Group PLC 4.582% 2025	5,143	5,055
Lloyds Banking Group PLC 4.375% 2028	17,560	17,152
MetLife Capital Trust IV 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[4,5]	100	123
Metlife, Inc. 3.60% 2025	100	100
MetLife, Inc. 4.60% 2046	800	814
Metropolitan Life Global Funding I 1.75% 2018[4]	8,005	7,994
Metropolitan Life Global Funding I 2.30% 2019[4]	1,345	1,342
Metropolitan Life Global Funding I 2.00% 2020[4]	9,185	9,032
Metropolitan Life Global Funding I 2.05% 2020[4]	3,250	3,187
Metropolitan Life Global Funding I 2.50% 2020[4]	7,500	7,386
The Bond Fund of America — Page 5 of 45

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Metropolitan Life Global Funding I 2.40% 2021[4]	$19,975	$19,603
Metropolitan Life Global Funding I 3.45% 2026[4]	2,315	2,264
Metropolitan Life Global Funding I 3.00% 2027[4]	2,500	2,337
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	13,500	12,999
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	16,000	15,424
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	9,825	9,618
Mizuho Financial Group, Ltd. 3.549% 2023	36,000	35,615
Morgan Stanley 2.50% 2021	30,886	30,185
Morgan Stanley 2.625% 2021	48,314	46,991
Morgan Stanley 2.75% 2022	13,054	12,668
Morgan Stanley 3.125% 2023	81,421	79,385
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[5]	55,600	55,263
Morgan Stanley 3.125% 2026	300	280
Morgan Stanley 3.875% 2026	300	295
Morgan Stanley 4.457% 2039 (3-month USD-LIBOR + 1.431% on 4/22/2038)[5]	5,100	5,069
National Australia Bank Ltd. 2.50% 2022	15,500	14,888
National Australia Bank Ltd. 2.875% 2023	13,200	12,742
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)[4,5]	5,000	4,883
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 08/01/2023)[4,5]	37,150	36,984
New York Life Global Funding 1.50% 2019[4]	1,750	1,726
New York Life Global Funding 1.95% 2020[4]	3,625	3,550
New York Life Global Funding 1.95% 2020[4]	2,190	2,159
New York Life Global Funding 1.70% 2021[4]	30,000	28,629
New York Life Global Funding 2.00% 2021[4]	700	679
New York Life Global Funding 3.00% 2028[4]	2,500	2,349
Nordea Bank AB 2.50% 2020[4]	300	295
PNC Bank 3.50% 2023	17,840	17,783
PNC Financial Services Group, Inc. 2.854% 2022[5]	200	194
PNC Funding Corp. 3.30% 2022	300	299
PRICOA Global Funding I 2.45% 2022[4]	3,090	2,973
PRICOA Global Funding I 3.45% 2023[4]	10,525	10,453
Principal Financial Group, Inc. 4.111% 2028[4]	3,500	3,422
Prudential Financial, Inc. 3.878% 2028	3,800	3,772
Prudential Financial, Inc. 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)[5]	1,950	2,035
Prudential Financial, Inc. 3.905% 2047	850	767
Prudential Financial, Inc. 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[5]	3,500	3,488
Rabobank Nederland 2.50% 2021	8,500	8,330
Rabobank Nederland 4.375% 2025	5,945	5,893
Royal Bank of Canada 2.125% 2020	8,500	8,412
Royal Bank of Scotland PLC 4.519% 2024[5]	14,130	14,103
Royal Bank of Scotland PLC 5.076% 2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)	3,000	3,006
Santander Holdings USA, Inc. 3.70% 2022	35,200	34,732
Santander Holdings USA, Inc. 3.40% 2023	17,000	16,407
Skandinaviska Enskilda Banken AB 1.875% 2021	13,500	12,896
Skandinaviska Enskilda Banken AB 2.625% 2021	15,275	14,981
Standard Chartered PLC 3.885% 2024 (3-month USD-LIBOR + 1.08% on 3/15/2023)[4,5]	19,500	19,069
Sumitomo Mitsui Banking Corp. 3.102% 2023	28,940	28,173
Svenska Handelsbanken AB 1.875% 2021	8,920	8,539
Synchrony Bank 3.65% 2021	13,225	13,114
Toronto-Dominion Bank 1.90% 2019	7,500	7,424
Toronto-Dominion Bank 2.55% 2021	10,000	9,853
Travelers Companies, Inc. 4.00% 2047	2,250	2,159
Travelers Companies, Inc. 4.05% 2048	2,000	1,935
UBS Group AG 2.95% 2020[4]	9,296	9,210
The Bond Fund of America — Page 6 of 45

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
UBS Group AG 2.859% 2023 (3-month USD-LIBOR + 0.954% on 8/15/2022)[4,5]	$7,500	$7,199
UBS Group AG 4.125% 2025[4]	8,200	8,152
UniCredit SpA 3.75% 2022[4]	14,975	14,327
UniCredit SpA 4.625% 2027[4]	27,650	25,400
UniCredit SpA 5.861% 2032[4,5]	40,720	36,476
Unum Group 5.625% 2020	345	359
Unum Group 3.00% 2021	2,085	2,053
US Bancorp 2.05% 2020	15,000	14,695
US Bancorp 2.85% 2023	21,000	20,458
US Bancorp 3.40% 2023	48,215	48,035
VEB Finance Ltd. 6.902% 2020[4]	9,100	9,166
VEB Finance Ltd. 6.80% 2025[4]	500	491
Wells Fargo & Co. 2.55% 2020	5,655	5,568
Wells Fargo & Co. 2.10% 2021	41,300	39,782
Wells Fargo & Co. 2.50% 2021	13,500	13,224
Wells Fargo & Co. 2.625% 2022	24,500	23,672
Wells Fargo & Co. 3.069% 2023	15,000	14,645
Wells Fargo & Co. 3.55% 2023	28,775	28,652
Wells Fargo & Co. 3.00% 2026	5,819	5,418
Wells Fargo & Co. 3.00% 2026	100	93
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)[5]	14,250	13,676
		3,613,327
Health care 5.16%
Abbott Laboratories 2.80% 2020	9,405	9,318
Abbott Laboratories 2.90% 2021	92,166	91,086
Abbott Laboratories 3.40% 2023	9,697	9,667
Abbott Laboratories 3.75% 2026	1,810	1,807
Abbott Laboratories 4.75% 2036	200	213
Abbott Laboratories 4.90% 2046	1,465	1,595
AbbVie Inc. 2.50% 2020	12,435	12,299
AbbVie Inc. 2.30% 2021	14,335	13,961
AbbVie Inc. 2.90% 2022	8,110	7,885
AbbVie Inc. 3.20% 2022	3,040	2,990
AbbVie Inc. 2.85% 2023	12,165	11,722
AbbVie Inc. 3.75% 2023	13,850	13,796
AbbVie Inc. 4.45% 2046	23,963	22,256
AbbVie Inc. 4.875% 2048	9,350	9,236
Allergan PLC 3.00% 2020	31,830	31,803
Allergan PLC 3.45% 2022	40,040	39,817
Allergan PLC 3.80% 2025	3,803	3,728
Allergan PLC 4.75% 2045	5,024	4,895
Allergan, Inc. 5.00% 2021[4]	3,984	4,134
Amgen Inc. 1.85% 2021	7,340	7,048
Anthem, Inc. 2.95% 2022	22,000	21,407
Anthem, Inc. 3.65% 2027	12,000	11,426
Anthem, Inc. 4.101% 2028	15,000	14,795
AstraZeneca PLC 2.375% 2022	12,605	12,116
AstraZeneca PLC 4.00% 2029	13,000	12,789
Baxalta Inc. 4.00% 2025	675	669
Bayer US Finance II LLC 3.875% 2023[4]	19,150	19,039
Bayer US Finance II LLC 4.25% 2025[4]	49,128	48,803
Bayer US Finance II LLC 4.375% 2028[4]	89,751	88,056
Bayer US Finance II LLC 4.875% 2048[4]	11,825	11,514
The Bond Fund of America — Page 7 of 45

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Becton, Dickinson and Co. 2.675% 2019	$5,079	$5,052
Becton, Dickinson and Co. 2.404% 2020	19,675	19,384
Becton, Dickinson and Co. 2.894% 2022	35,760	34,792
Becton, Dickinson and Co. 3.363% 2024	35,795	34,618
Becton, Dickinson and Co. 3.70% 2027	17,264	16,535
Becton, Dickinson and Co. 4.669% 2047	100	99
Boston Scientific Corp. 2.85% 2020	10,015	9,947
Boston Scientific Corp. 6.00% 2020	100	104
Boston Scientific Corp. 3.375% 2022	5,000	4,951
Cardinal Health, Inc. 4.368% 2047	5,750	5,172
Celgene Corp. 3.25% 2023	21,500	21,073
Centene Corp. 5.375% 2026[4]	10,415	10,701
Cigna Corp. 3.40% 2021[4]	14,980	14,934
Cigna Corp. 3.75% 2023[4]	28,250	28,173
Cigna Corp. 4.125% 2025[4]	10,965	10,947
Cigna Corp. 4.375% 2028[4]	41,085	41,025
Cigna Corp. 4.80% 2038[4]	8,355	8,369
Cigna Corp. 4.90% 2048[4]	18,205	18,253
Concordia International Corp. 8.00% 2024	1,308	1,285
CVS Health Corp. 2.125% 2021	1,500	1,449
CVS Health Corp. 3.35% 2021	26,310	26,275
CVS Health Corp. 4.10% 2025	56,886	56,789
CVS Health Corp. 4.30% 2028	80,786	80,143
CVS Health Corp. 4.78% 2038	12,245	12,188
CVS Health Corp. 5.05% 2048	49,167	50,424
EMD Finance LLC 2.40% 2020[4]	17,985	17,749
EMD Finance LLC 2.95% 2022[4]	9,600	9,364
EMD Finance LLC 3.25% 2025[4]	24,745	23,585
Endo International PLC 5.875% 2024[4]	625	633
Envision Healthcare Corp. 8.75% 2026[4]	6,700	6,599
GlaxoSmithKline PLC 3.375% 2023	18,200	18,131
GlaxoSmithKline PLC 3.625% 2025	14,585	14,568
HCA Inc. 5.625% 2028	4,625	4,660
Humana Inc. 2.50% 2020	15,000	14,731
Johnson & Johnson 2.625% 2025	10,000	9,610
Kinetic Concepts, Inc. 12.50% 2021[4]	5,955	6,582
Laboratory Corp. of America Holdings 3.60% 2027	3,500	3,352
Laboratory Corp. of America Holdings 4.70% 2045	1,310	1,274
Medtronic, Inc. 3.50% 2025	2,000	1,986
Medtronic, Inc. 4.625% 2045	200	212
Molina Healthcare, Inc. 4.875% 2025[4]	10,115	9,989
Mylan Laboratories Inc. 2.50% 2019	7,769	7,742
Mylan Laboratories Inc. 3.15% 2021	14,800	14,578
Pfizer Inc. 3.00% 2021	5,062	5,062
Pfizer Inc. 3.20% 2023	31,023	30,780
Pfizer Inc. 4.20% 2048	3,179	3,187
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.337% 2020 (100% PIK)[6,7,8,9,10,11]	8,635	7,892
Shire PLC 1.90% 2019	38,020	37,623
Shire PLC 2.40% 2021	63,925	61,805
Shire PLC 2.875% 2023	73,619	70,285
Shire PLC 3.20% 2026	54,875	50,730
Tenet Healthcare Corp. 6.00% 2020	100	103
Teva Pharmaceutical Finance Co. BV 2.20% 2021	800	752
The Bond Fund of America — Page 8 of 45

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Co. BV 2.80% 2023	$254,433	$226,763
Teva Pharmaceutical Finance Co. BV 6.00% 2024	52,816	53,681
Teva Pharmaceutical Finance Co. BV 3.15% 2026	77,825	64,873
Teva Pharmaceutical Finance Co. BV 6.75% 2028	43,359	45,790
Teva Pharmaceutical Finance Co. BV 4.10% 2046	116,997	85,467
UnitedHealth Group Inc. 3.35% 2022	200	200
UnitedHealth Group Inc. 3.75% 2025	5,880	5,911
Valeant Pharmaceuticals International, Inc. 7.50% 2021[4]	3,000	3,064
Valeant Pharmaceuticals International, Inc. 9.25% 2026[4]	9,160	9,904
Valeant Pharmaceuticals International, Inc. 8.50% 2027[4]	3,045	3,205
WellCare Health Plans, Inc. 5.375% 2026[4]	3,175	3,239
WellPoint, Inc. 2.25% 2019	5,000	4,974
Zimmer Holdings, Inc. 3.15% 2022	14,276	13,993
		2,007,180
Energy 3.27%
Anadarko Petroleum Corp. 4.85% 2021	20,095	20,660
Anadarko Petroleum Corp. 5.55% 2026	6,320	6,725
Anadarko Petroleum Corp. 6.60% 2046	11,910	14,035
Andeavor Logistics LP 3.50% 2022	8,500	8,376
Baker Hughes, a GE Co. 3.337% 2027	12,125	11,407
Baker Hughes, a GE Co. 4.08% 2047	16,790	15,250
Boardwalk Pipeline Partners, LP 3.375% 2023	100	97
Canadian Natural Resources Ltd. 3.45% 2021	1,600	1,593
Canadian Natural Resources Ltd. 2.95% 2023	11,020	10,634
Canadian Natural Resources Ltd. 3.80% 2024	670	664
Canadian Natural Resources Ltd. 4.95% 2047	13,950	14,501
Cenovus Energy Inc. 3.00% 2022	7,470	7,161
Cenovus Energy Inc. 3.80% 2023	3,940	3,861
Cenovus Energy Inc. 4.25% 2027	20,775	20,110
Cenovus Energy Inc. 5.25% 2037	2,189	2,174
Cenovus Energy Inc. 5.40% 2047	41,207	41,605
Chevron Corp. 2.10% 2021	17,000	16,587
Chevron Corp. 2.355% 2022	200	193
Chevron Corp. 2.498% 2022	9,675	9,452
Columbia Pipeline Partners LP 5.80% 2045	2,635	2,938
Concho Resources Inc. 4.30% 2028	28,580	28,507
Concho Resources Inc. 4.85% 2048	9,700	9,752
DCP Midstream Operating LP 4.95% 2022	1,495	1,521
Devon Energy Corp. 5.00% 2045	5,300	5,314
Diamond Offshore Drilling, Inc. 4.875% 2043	16,430	12,117
Enbridge Energy Partners, LP 9.875% 2019	17,255	17,715
Enbridge Energy Partners, LP 4.375% 2020	8,875	9,008
Enbridge Energy Partners, LP 5.20% 2020	2,100	2,152
Enbridge Energy Partners, LP 4.20% 2021	800	813
Enbridge Energy Partners, LP 5.875% 2025	31,435	34,649
Enbridge Energy Partners, LP 7.375% 2045	46,701	61,846
Enbridge Inc. 4.00% 2023	27,100	27,336
Enbridge Inc. 3.70% 2027	12,873	12,449
Energy Transfer Partners, LP 4.15% 2020	3,000	3,040
Energy Transfer Partners, LP 4.20% 2023	5,725	5,776
Energy Transfer Partners, LP 5.875% 2024	1,375	1,451
Energy Transfer Partners, LP 4.00% 2027	8,790	8,357
Energy Transfer Partners, LP 4.20% 2027	448	433
The Bond Fund of America — Page 9 of 45

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer Partners, LP 4.95% 2028	$7,500	$7,646
Energy Transfer Partners, LP 6.125% 2045	26,280	28,087
Energy Transfer Partners, LP 5.30% 2047	34,461	33,458
Energy Transfer Partners, LP 5.40% 2047	55,201	54,719
Energy Transfer Partners, LP 6.00% 2048	17,935	19,162
Energy Transfer Partners, LP 6.25% (undated) (3-month USD-LIBOR + 4.028% on 2/15/2023)[5]	300	289
Energy Transfer Partners, LP 6.625% 2049 (3-month USD-LIBOR + 4.155% on 2/15/2028)[5]	22,000	21,106
EnLink Midstream Partners, LP 2.70% 2019	9,060	9,032
EnLink Midstream Partners, LP 4.85% 2026	2,045	1,985
EnLink Midstream Partners, LP 5.45% 2047	7,825	6,820
Ensco PLC 5.20% 2025	1,860	1,625
Ensco PLC 5.75% 2044	720	541
EQT Corp. 2.50% 2020	14,660	14,316
EQT Corp. 3.00% 2022	9,135	8,860
EQT Corp. 3.90% 2027	14,000	13,137
Equinor ASA 3.625% 2028	16,425	16,227
Exxon Mobil Corp. 2.222% 2021	13,500	13,243
Exxon Mobil Corp. 3.043% 2026	200	194
Gazprom OJSC 6.51% 2022[4]	8,350	8,811
Halliburton Co. 5.00% 2045	2,170	2,323
Kinder Morgan Energy Partners, LP 5.30% 2020	1,250	1,295
Kinder Morgan Energy Partners, LP 6.85% 2020	13,840	14,493
Kinder Morgan Energy Partners, LP 6.95% 2038	2,350	2,850
Kinder Morgan Energy Partners, LP 6.55% 2040	750	860
Kinder Morgan Energy Partners, LP 5.40% 2044	200	206
Kinder Morgan, Inc. 3.15% 2023	1,280	1,246
Kinder Morgan, Inc. 4.30% 2028	29,000	28,786
Kinder Morgan, Inc. 5.30% 2034	5,825	6,030
Kinder Morgan, Inc. 5.55% 2045	2,830	2,998
Kinder Morgan, Inc. 5.05% 2046	16,622	16,640
Kinder Morgan, Inc. 5.20% 2048	12,480	12,757
Marathon Oil Corp. 4.40% 2027	12,930	12,946
MPLX LP 4.00% 2028	200	193
MPLX LP 4.70% 2048	9,100	8,541
Neptune Energy Group Holdings Ltd. 6.625% 2025[4]	6,445	6,429
NGL Energy Partners LP 6.875% 2021	2,455	2,504
Noble Corp. PLC 7.95% 2025[5]	2,425	2,376
Noble Corp. PLC 8.95% 2045[5]	2,730	2,658
Noble Energy, Inc. 4.95% 2047	7,960	7,640
Odebrecht Drilling Norbe 6.72% 2022[4,8]	2,029	1,922
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)[4,8,11]	7,016	2,052
Odebrecht Drilling Norbe 0% 2049[4]	1,072	19
Petrobras Global Finance Co. 6.125% 2022	1,429	1,479
Petrobras Global Finance Co. 4.375% 2023	3,670	3,495
Petrobras Global Finance Co. 6.25% 2024	410	412
Petrobras Global Finance Co. 8.75% 2026	18,000	19,746
Petrobras Global Finance Co. 7.375% 2027	4,480	4,544
Petrobras Global Finance Co. 5.999% 2028	9,206	8,511
Petrobras Global Finance Co. 5.75% 2029	34,955	31,293
Petrobras Global Finance Co. 7.25% 2044	1,375	1,307
Petrobras Global Finance Co. 6.85% 2115	1,910	1,643
Petróleos Mexicanos 6.375% 2021	870	914
Petróleos Mexicanos 6.875% 2026	3,755	3,971
Petróleos Mexicanos 6.50% 2027	400	410
The Bond Fund of America — Page 10 of 45

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 5.35% 2028[4]	$30,370	$28,700
Petróleos Mexicanos 6.75% 2047	19,576	18,728
Petróleos Mexicanos 6.35% 2048[4]	28,003	25,791
Petróleos Mexicanos 6.35% 2048	14,300	13,170
Phillips 66 3.90% 2028	17,295	17,083
Plains All American Pipeline, LP 4.50% 2026	4,750	4,751
QEP Resources, Inc. 5.625% 2026	1,625	1,560
QGOG Constellation SA 9.50% 2024 (5.26% PIK)[4,8,11]	2,786	1,358
Royal Dutch Shell PLC 3.75% 2046	965	908
Sabine Pass Liquefaction, LLC 5.625% 2021[5]	925	963
Sabine Pass Liquefaction, LLC 6.25% 2022	4,700	5,055
Sabine Pass Liquefaction, LLC 5.625% 2023[5]	14,000	14,895
Sabine Pass Liquefaction, LLC 5.75% 2024	13,100	14,075
Sabine Pass Liquefaction, LLC 5.625% 2025	21,015	22,434
Sabine Pass Liquefaction, LLC 5.875% 2026	33,750	36,490
Schlumberger BV 4.00% 2025[4]	28,840	28,869
Teekay Corp. 8.50% 2020	7,010	7,169
Tesoro Logistics LP 5.50% 2019	1,115	1,137
TransCanada PipeLines Ltd. 4.25% 2028	33,370	33,556
TransCanada PipeLines Ltd. 4.875% 2048	12,500	12,856
Transocean Inc. 5.80% 2022[5]	5,135	5,129
Transportadora de Gas Peru SA 4.25% 2028[4,8]	2,535	2,500
Western Gas Partners LP 4.65% 2026	2,060	2,021
Western Gas Partners LP 4.50% 2028	5,000	4,803
Western Gas Partners LP 5.30% 2048	17,000	15,613
Williams Companies, Inc. 3.70% 2023	1,680	1,663
Williams Partners LP 5.25% 2020	100	103
Williams Partners LP 4.50% 2023	3,200	3,262
Williams Partners LP 4.30% 2024	2,765	2,792
Williams Partners LP 5.10% 2045	2,800	2,828
Woodside Finance Ltd. 4.60% 2021[4]	9,565	9,716
YPF SA 8.50% 2025[4]	4,800	4,698
YPF SA 8.50% 2025	600	587
		1,270,269
Utilities 3.07%
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[4]	1,055	1,122
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[4]	2,110	2,078
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[4]	50,700	50,610
Abu Dhabi National Energy Co. PJSC (TAQA) 4.875% 2030[4]	8,875	8,907
Alliant Energy Finance LLC 3.75% 2023[4]	3,804	3,790
Alliant Energy Finance LLC 4.25% 2028[4]	3,804	3,782
Berkshire Hathaway Energy Co. 2.80% 2023	8,650	8,417
Berkshire Hathaway Energy Co. 4.50% 2045	200	201
Berkshire Hathaway Energy Co. 4.45% 2049[4]	15,000	14,997
Cemig Geração e Transmissão SA 9.25% 2024[4]	885	915
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	12,954
CMS Energy Corp. 6.25% 2020	21	22
CMS Energy Corp. 5.05% 2022	610	637
CMS Energy Corp. 3.00% 2026	13,095	12,267
CMS Energy Corp. 4.875% 2044	3,756	3,975
Colbun SA 4.50% 2024	7,500	7,568
Colbun SA 4.50% 2024[4]	1,200	1,211
Colbun SA 3.95% 2027[4]	5,225	4,977
The Bond Fund of America — Page 11 of 45

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Comision Federal de Electricidad 4.875% 2024[4]	$2,500	$2,547
Comision Federal de Electricidad 4.75% 2027[4]	370	366
Commonwealth Edison Co. 3.70% 2028	6,510	6,498
Consolidated Edison Co. of New York, Inc. 3.875% 2047	400	373
Consumers Energy Co. 3.25% 2046	100	86
Consumers Energy Co. 4.05% 2048	300	296
Dominion Resources, Inc. 1.875% 2018[4]	11,400	11,382
Dominion Resources, Inc. 1.60% 2019	4,350	4,301
Dominion Resources, Inc. 2.962% 2019[5]	2,000	1,999
Dominion Resources, Inc. 2.579% 2020[5]	28,800	28,437
DTE Energy Co. 3.30% 2022	7,066	6,980
DTE Energy Co. 3.70% 2023	14,550	14,539
Duke Energy Corp. 3.75% 2024	200	200
Duke Energy Corp. 2.65% 2026	5,048	4,570
Duke Energy Florida, LLC 3.80% 2028	4,000	3,998
Duke Energy Florida, LLC 3.40% 2046	300	261
Duke Energy Progress, LLC 3.70% 2028	5,400	5,360
Edison International 2.40% 2022	1,200	1,134
EDP Finance BV 4.125% 2020[4]	22,061	22,225
EDP Finance BV 5.25% 2021[4]	3,500	3,603
EDP Finance BV 3.625% 2024[4]	51,650	49,420
Electricité de France SA 3.625% 2025[4]	1,000	968
Electricité de France SA 4.95% 2045[4]	711	697
Electricité de France SA 5.00% 2048[4]	1,206	1,175
Electricité de France SA 5.25% (undated) (USD Semi Annual 30/360 (vs. 3M LIBOR) 10Y + 3.709% on 1/29/2023)[4,5]	4,750	4,768
Electricité de France SA 6.00% 2114	£300	506
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[5]	$14,254	15,252
Emera US Finance LP 2.15% 2019	7,135	7,090
Emera US Finance LP 2.70% 2021	3,950	3,837
Emera US Finance LP 3.55% 2026	4,945	4,663
Emera US Finance LP 4.75% 2046	15,500	15,149
Empresa Nacional de Electricidad SA 4.25% 2024	1,500	1,491
Enel Chile SA 4.875% 2028	2,500	2,529
Enel Finance International SA 2.875% 2022[4]	7,050	6,710
Enel Finance International SA 2.75% 2023[4]	28,450	26,608
Enel Finance International SA 4.625% 2025[4]	29,000	28,414
Enel Finance International SA 3.625% 2027[4]	12,800	11,608
Enel Finance International SA 3.50% 2028[4]	23,900	21,068
Enel Finance International SA 4.875% 2029[4]	17,500	16,981
Enel Finance International SA 6.00% 2039[4]	2,210	2,408
Enel Società per Azioni 8.75% 2073[4,5]	9,500	10,545
Entergy Corp. 2.95% 2026	16,906	15,551
Entergy Louisiana, LLC 3.30% 2022	1,783	1,754
Entergy Louisiana, LLC 4.20% 2048	8,075	8,030
Eversource Energy 2.80% 2023	1,458	1,409
Exelon Corp. 3.497% 2022[5]	28,500	28,023
Exelon Corp. 3.95% 2025	528	527
FirstEnergy Corp. 2.85% 2022	13,402	12,965
FirstEnergy Corp. 3.90% 2027	56,075	54,620
FirstEnergy Corp. 3.50% 2028[4]	4,600	4,345
FirstEnergy Corp. 7.375% 2031	8,895	11,499
FirstEnergy Corp. 4.85% 2047	18,698	19,063
FirstEnergy Corp., Series B, 4.25% 2023	29,363	29,842
The Bond Fund of America — Page 12 of 45

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Great Plains Energy Inc. 4.20% 2048	$3,750	$3,606
Gulf Power Co. 3.30% 2027	484	463
Iberdrola Finance Ireland 5.00% 2019[4]	3,000	3,052
Interstate Power and Light Co. 3.25% 2024	7,500	7,284
Interstate Power and Light Co. 4.10% 2028	4,100	4,132
IPALCO Enterprises, Inc. 3.70% 2024	1,325	1,286
Israel Electric Corp. Ltd. 8.10% 2096[4]	6,250	8,219
MidAmerican Energy Holdings Co. 3.75% 2023	200	202
Mississippi Power Co. 5.55% 2019	4,300	4,349
Mississippi Power Co. 3.95% 2028	5,422	5,313
Mississippi Power Co. 4.25% 2042	32,076	30,284
National Grid PLC 3.15% 2027[4]	1,105	1,043
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	22,038	22,175
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	10,350	10,563
New York State Electric & Gas Corp. 3.25% 2026[4]	2,000	1,903
Niagara Mohawk Power Corp. 3.508% 2024[4]	2,350	2,325
Niagara Mohawk Power Corp. 4.278% 2034[4]	3,000	3,004
NiSource Finance Corp. 2.65% 2022	2,875	2,746
NV Energy, Inc. 6.25% 2020	3,100	3,277
Pacific Gas and Electric Co. 2.45% 2022	6,029	5,729
Pacific Gas and Electric Co. 3.25% 2023	21,700	20,972
Pacific Gas and Electric Co. 3.85% 2023	949	942
Pacific Gas and Electric Co. 4.25% 2023[4]	28,280	28,450
Pacific Gas and Electric Co. 3.40% 2024	1,279	1,224
Pacific Gas and Electric Co. 3.75% 2024	7,673	7,501
Pacific Gas and Electric Co. 3.50% 2025	5,000	4,776
Pacific Gas and Electric Co. 2.95% 2026	3,757	3,422
Pacific Gas and Electric Co. 3.30% 2027	21,879	20,030
Pacific Gas and Electric Co. 3.30% 2027	1,158	1,067
Pacific Gas and Electric Co. 4.65% 2028[4]	17,120	17,233
Pacific Gas and Electric Co. 6.35% 2038	33	39
Pacific Gas and Electric Co. 4.45% 2042	2,000	1,866
PacifiCorp., First Mortgage Bonds, 4.125% 2049	20,650	20,296
Progress Energy, Inc. 7.05% 2019	6,280	6,401
Progress Energy, Inc. 7.00% 2031	3,517	4,393
Progress Energy, Inc. 7.75% 2031	1,175	1,540
Public Service Enterprise Group Inc. 2.00% 2021	10,475	9,982
Public Service Enterprise Group Inc. 2.65% 2022	29,733	28,565
Puget Energy, Inc. 6.50% 2020	12,386	13,130
Puget Energy, Inc. 6.00% 2021	8,921	9,489
Puget Energy, Inc. 5.625% 2022	21,491	22,753
Puget Energy, Inc. 3.65% 2025	1,911	1,846
SCANA Corp. 6.25% 2020	5,875	6,027
SCANA Corp. 4.75% 2021	11,990	12,061
SCANA Corp. 4.125% 2022	27,991	27,623
South Carolina Electric & Gas Co. 3.50% 2021	14,175	14,130
South Carolina Electric & Gas Co. 4.25% 2028	29,485	29,407
South Carolina Electric & Gas Co. 5.30% 2033	2,576	2,715
South Carolina Electric & Gas Co. 5.45% 2041	17,587	18,950
South Carolina Electric & Gas Co. 4.35% 2042	1,126	1,079
South Carolina Electric & Gas Co. 4.10% 2046	2,350	2,172
Southern California Edison Co. 1.845% 2022[8]	5,838	5,684
State Grid Overseas Investment Ltd. 3.50% 2027[4]	7,025	6,697
Tampa Electric Co. 2.60% 2022	1,400	1,352
The Bond Fund of America — Page 13 of 45

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Teco Finance, Inc. 5.15% 2020	$13,042	$13,347
Virginia Electric and Power Co. 4.45% 2044	300	304
Xcel Energy Inc. 4.70% 2020	26,501	26,973
Xcel Energy Inc. 3.30% 2025	3,294	3,187
		1,195,680
Consumer discretionary 3.05%
Amazon.com, Inc. 2.40% 2023	17,148	16,499
Amazon.com, Inc. 2.80% 2024	10,545	10,197
Amazon.com, Inc. 3.15% 2027	3,570	3,425
Amazon.com, Inc. 3.875% 2037	550	540
Amazon.com, Inc. 4.05% 2047	23,400	22,955
American Honda Finance Corp. 1.65% 2021	10,625	10,194
American Honda Finance Corp. 2.60% 2022	3,000	2,910
American Honda Finance Corp. 3.50% 2028	3,000	2,937
Bayerische Motoren Werke AG 1.45% 2019[4]	15,200	15,017
Bayerische Motoren Werke AG 2.15% 2020[4]	2,000	1,970
Bayerische Motoren Werke AG 2.00% 2021[4]	2,000	1,939
Bayerische Motoren Werke AG 2.25% 2023[4]	3,900	3,648
Bayerische Motoren Werke AG 3.45% 2023[4]	27,650	27,413
BMW US Capital, LLC 3.40% 2021[4]	1,500	1,500
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	300	300
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	3,540	3,598
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[4]	8,200	7,795
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	5,990	5,524
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	9,335	8,942
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	6,850	7,378
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	19,380	18,540
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	21,295	21,357
Comcast Corp. 3.30% 2027	7,775	7,354
Comcast Corp. 3.15% 2028	8,550	7,932
Comcast Corp. 4.00% 2047	4,230	3,793
Comcast Corp. 4.00% 2048	12,580	11,355
Cumulus Media New Holdings Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 6.75% 2022[8,9,10]	2,149	2,126
DaimlerChrysler North America Holding Corp. 1.50% 2019[4]	5,500	5,447
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	2,315	2,284
DaimlerChrysler North America Holding Corp. 2.70% 2020[4]	3,500	3,460
DaimlerChrysler North America Holding Corp. 2.00% 2021[4]	11,925	11,452
DaimlerChrysler North America Holding Corp. 3.30% 2025[4]	1,700	1,636
DaimlerChrysler North America Holding Corp. 8.50% 2031	3,000	4,179
Discovery Communications, Inc. 2.20% 2019	19,375	19,228
Discovery Communications, Inc. 2.95% 2023	5,580	5,351
Ford Motor Co. 4.346% 2026	2,000	1,886
Ford Motor Co. 4.75% 2043	2,500	2,090
Ford Motor Co. 5.291% 2046	33,500	29,898
Ford Motor Credit Co. 2.262% 2019	19,500	19,435
Ford Motor Credit Co. 2.343% 2020	40,545	39,431
Ford Motor Credit Co. 2.681% 2020	13,650	13,512
Ford Motor Credit Co. 3.157% 2020	32,910	32,604
Ford Motor Credit Co. 3.336% 2021	4,500	4,439
Ford Motor Credit Co. 3.47% 2021	14,250	14,085
Ford Motor Credit Co. 3.813% 2021	15,000	14,904
Ford Motor Credit Co. 3.219% 2022	300	290
Ford Motor Credit Co. 4.375% 2023	14,367	14,219
The Bond Fund of America — Page 14 of 45

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 4.134% 2025	$400	$378
Ford Motor Credit Co. 3.815% 2027	9,236	8,273
General Motors Co. 4.875% 2023	20,000	20,519
General Motors Co. 4.35% 2025	10,410	10,237
General Motors Co. 5.00% 2035	2,000	1,873
General Motors Co. 5.20% 2045	8,640	7,866
General Motors Co. 6.75% 2046	1,000	1,085
General Motors Co. 5.40% 2048	20,900	19,549
General Motors Financial Co. 2.40% 2019	24,300	24,240
General Motors Financial Co. 2.45% 2020	12,500	12,257
General Motors Financial Co. 3.70% 2020	14,035	14,109
General Motors Financial Co. 3.20% 2021	13,200	13,050
General Motors Financial Co. 3.55% 2021	1,400	1,400
General Motors Financial Co. 3.15% 2022	23,300	22,686
General Motors Financial Co. 3.25% 2023	17,000	16,422
General Motors Financial Co. 3.70% 2023	16,000	15,663
General Motors Financial Co. 3.50% 2024	3,885	3,664
General Motors Financial Co. 3.95% 2024	11,000	10,723
Grupo Televisa, SAB 6.625% 2040	5,200	5,920
Grupo Televisa, SAB 7.25% 2043	MXN25,290	969
Home Depot, Inc. 4.40% 2021	$300	309
Hyundai Capital America 2.00% 2019[4]	1,450	1,441
Hyundai Capital America 2.55% 2020[4]	11,500	11,311
Hyundai Capital America 2.75% 2020[4]	11,406	11,188
Hyundai Capital America 3.45% 2021[4]	33,735	33,372
Hyundai Capital America 3.75% 2021[4]	21,500	21,393
Hyundai Capital America 3.10% 2022[4]	13,890	13,508
Hyundai Capital America 3.25% 2022[4]	25,695	24,925
Hyundai Capital Services Inc. 1.625% 2019[4]	7,750	7,637
Hyundai Capital Services Inc. 3.75% 2023[4]	4,900	4,842
Limited Brands, Inc. 5.25% 2028	14,430	12,432
McDonald’s Corp. 2.625% 2022	8,270	8,051
McDonald’s Corp. 3.35% 2023	875	868
McDonald’s Corp. 3.50% 2027	1,550	1,507
McDonald’s Corp. 3.80% 2028	740	728
McDonald’s Corp. 4.875% 2045	8,350	8,752
McDonald’s Corp. 4.45% 2047	22,615	22,259
McDonald’s Corp. 4.45% 2048	9,000	8,913
NBCUniversal Enterprise, Inc. 5.25% 2049[4]	21,755	22,114
NBCUniversal Media, LLC 5.15% 2020	400	412
Neiman Marcus Group LTD Inc. 8.75% 2021 (100% PIK)[4,11]	6,285	4,176
Netflix, Inc. 5.875% 2028[4]	45,000	45,194
Newell Rubbermaid Inc. 3.15% 2021	4,985	4,908
Newell Rubbermaid Inc. 3.85% 2023	4,820	4,722
NIKE, Inc. 3.875% 2045	300	290
Nissan Motor Co., Ltd. 2.60% 2022[4]	15,570	14,901
Party City Holdings Inc. 6.625% 2026[4]	9,181	9,319
Petsmart, Inc. 7.125% 2023[4]	4,900	3,546
Petsmart, Inc. 5.875% 2025[4]	3,975	3,278
Petsmart, Inc. 8.875% 2025[4]	2,650	1,921
S.A.C.I. Falabella 3.75% 2027[4]	8,295	7,755
Sands China Ltd. 4.60% 2023[4]	27,000	27,060
Sands China Ltd. 5.40% 2028[4]	55,000	54,859
Starbucks Corp. 3.10% 2023	20,615	20,323
The Bond Fund of America — Page 15 of 45

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Starbucks Corp. 3.80% 2025	$22,435	$22,313
Starbucks Corp. 4.00% 2028	14,910	14,891
Starbucks Corp. 3.75% 2047	1,350	1,178
Starbucks Corp. 4.50% 2048	16,835	16,599
Thomson Reuters Corp. 4.30% 2023	9,425	9,643
Thomson Reuters Corp. 5.65% 2043	1,905	2,014
Time Warner Inc. 3.80% 2027	200	192
Toyota Motor Credit Corp. 2.15% 2022	2,000	1,908
Toyota Motor Credit Corp. 2.60% 2022	9,860	9,651
Toyota Motor Credit Corp. 2.70% 2023	5,300	5,149
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,282
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,447
Volkswagen Group of America Finance, LLC 2.40% 2020[4]	200	197
Volkswagen International Finance NV 2.125% 2018[4]	1,500	1,499
Volkswagen International Finance NV 4.00% 2020[4]	200	202
Walt Disney Co. 5.50% 2019	200	203
WPP Finance 2010 3.75% 2024	1,000	966
		1,186,399
Consumer staples 2.42%
Altria Group, Inc. 2.85% 2022	200	196
Altria Group, Inc. 4.50% 2043	100	97
Altria Group, Inc. 3.875% 2046	3,478	3,059
Anheuser-Busch InBev NV 2.65% 2021	200	197
Anheuser-Busch InBev NV 3.50% 2024	7,475	7,404
Anheuser-Busch InBev NV 3.65% 2026	6,275	6,095
Anheuser-Busch InBev NV 4.00% 2028	2,000	1,974
Anheuser-Busch InBev NV 4.90% 2046	21,025	21,148
Anheuser-Busch InBev NV 4.60% 2048	27,604	26,802
British American Tobacco International Finance PLC 2.75% 2020[4]	6,700	6,633
British American Tobacco International Finance PLC 3.50% 2022[4]	4,995	4,947
British American Tobacco International Finance PLC 3.95% 2025[4]	200	195
British American Tobacco PLC 2.297% 2020[4]	1,500	1,471
British American Tobacco PLC 2.764% 2022[4]	26,005	25,077
British American Tobacco PLC 3.222% 2024[4]	51,000	48,661
British American Tobacco PLC 3.557% 2027[4]	89,830	83,764
British American Tobacco PLC 4.39% 2037[4]	10,000	9,322
British American Tobacco PLC 4.54% 2047[4]	24,800	22,781
Church & Dwight Co., Inc. 3.15% 2027	7,000	6,491
Church & Dwight Co., Inc. 3.95% 2047	6,510	5,881
Coca-Cola Co. 2.20% 2022	9,250	8,925
Colgate-Palmolive Co. 2.25% 2022	11,750	11,351
Constellation Brands, Inc. 2.25% 2020	21,000	20,529
Constellation Brands, Inc. 2.65% 2022	23,145	22,140
Constellation Brands, Inc. 2.70% 2022	2,325	2,244
Constellation Brands, Inc. 3.20% 2023	12,958	12,563
Constellation Brands, Inc. 3.60% 2028	1,650	1,546
Constellation Brands, Inc. 4.10% 2048	9,500	8,372
Costco Wholesale Corp. 2.30% 2022	3,500	3,390
Costco Wholesale Corp. 2.75% 2024	17,280	16,730
Costco Wholesale Corp. 3.00% 2027	6,700	6,377
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 2.879% 2021[9]	400	402
General Mills, Inc. 3.20% 2021	100	99
Imperial Tobacco Finance PLC 3.50% 2023[4]	3,173	3,111
The Bond Fund of America — Page 16 of 45

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Keurig Dr. Pepper Inc. 3.551% 2021[4]	$11,130	$11,117
Keurig Dr. Pepper Inc. 4.057% 2023[4]	32,710	32,785
Keurig Dr. Pepper Inc. 4.417% 2025[4]	14,828	14,907
Keurig Dr. Pepper Inc. 4.597% 2028[4]	41,113	41,377
Keurig Dr. Pepper Inc. 4.985% 2038[4]	9,601	9,731
Keurig Dr. Pepper Inc. 5.085% 2048[4]	52,096	53,317
Kraft Heinz Co. 3.50% 2022	25	25
Kroger Co. 2.00% 2019	4,005	3,996
Kroger Co. 2.60% 2021	1,500	1,471
Molson Coors Brewing Co. 1.90% 2019	16,735	16,671
Molson Coors Brewing Co. 2.25% 2020	9,925	9,783
Molson Coors Brewing Co. 2.10% 2021	9,505	9,145
Molson Coors Brewing Co. 3.00% 2026	7,225	6,563
Molson Coors Brewing Co. 4.20% 2046	13,410	11,922
Mondelez International, Inc. 1.625% 2019[4]	23,900	23,566
Nestle Holdings, Inc. 3.35% 2023[4]	26,000	25,956
Pernod Ricard SA 4.45% 2022[4]	16,825	17,172
Philip Morris International Inc. 2.50% 2022	22,000	21,147
Philip Morris International Inc. 4.875% 2043	4,825	4,925
Philip Morris International Inc. 4.25% 2044	9,890	9,345
Post Holdings, Inc. 5.625% 2028[4]	5,370	5,182
Procter & Gamble Co. 1.75% 2019	22,375	22,147
Reckitt Benckiser Group PLC 2.375% 2022[4]	10,935	10,501
Reckitt Benckiser Treasury Services PLC 2.75% 2024[4]	9,305	8,824
Reynolds American Inc. 3.25% 2020	17,095	17,066
Reynolds American Inc. 3.25% 2022	19,860	19,415
Reynolds American Inc. 4.00% 2022	2,140	2,155
Reynolds American Inc. 4.85% 2023	4,350	4,518
Reynolds American Inc. 4.45% 2025	20,595	20,767
Reynolds American Inc. 4.75% 2042	2,500	2,336
Reynolds American Inc. 5.85% 2045	7,695	8,386
Tyson Foods, Inc. 5.10% 2048	3,085	3,153
Wal-Mart Stores, Inc. 3.125% 2021	7,500	7,518
Wal-Mart Stores, Inc. 2.35% 2022	4,000	3,868
Wal-Mart Stores, Inc. 3.40% 2023	2,975	2,987
Wal-Mart Stores, Inc. 3.70% 2028	31,144	31,202
Wal-Mart Stores, Inc. 4.05% 2048	2,050	2,054
WM. Wrigley Jr. Co. 2.90% 2019[4]	2,800	2,795
WM. Wrigley Jr. Co. 3.375% 2020[4]	41,650	41,707
		941,476
Industrials 1.11%
3M Co. 2.25% 2023	14,159	13,625
3M Co. 4.00% 2048	1,545	1,550
ABB Finance (USA) Inc. 2.875% 2022	1,000	982
Airbus Group SE 2.70% 2023[4]	985	953
Beacon Roofing Supply, Inc. 4.875% 2025[4]	11,000	10,175
Canadian National Railway Co. 3.20% 2046	1,480	1,258
Canadian National Railway Co. 3.65% 2048	1,265	1,173
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[8]	1,996	2,011
Continental Airlines, Inc., Series 1999-2, Class A1, 7.256% 2021[8]	60	62
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022[8]	1,408	1,507
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[8]	2,956	3,120
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[8]	3,396	3,540
The Bond Fund of America — Page 17 of 45

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
CSX Corp. 3.80% 2028	$16,460	$16,248
CSX Corp. 4.30% 2048	6,500	6,379
Delta Air Lines, Inc., Series 2002-1, Class G1, MBIA insured, 6.718% 2024[8]	1,014	1,088
DP World Crescent 4.848% 2028[4]	1,780	1,767
ENA Norte Trust 4.95% 2028[4,8]	2,396	2,412
ERAC USA Finance Co. 2.70% 2023[4]	10,650	10,059
Euramax International, Inc. 12.00% 2020[4]	2,075	2,171
Fortive Corp. 2.35% 2021	3,550	3,442
General Dynamics Corp. 3.375% 2023	6,645	6,647
General Dynamics Corp. 3.50% 2025	8,025	8,017
General Dynamics Corp. 3.75% 2028	7,570	7,604
General Electric Capital Corp. 2.342% 2020	200	195
General Electric Capital Corp. 3.10% 2023	100	98
General Electric Capital Corp. 3.373% 2025	200	190
General Electric Capital Corp., Series A, 6.00% 2019	3,007	3,085
General Electric Co. 2.70% 2022	200	193
Hardwoods Acquisition Inc. 7.50% 2021[4]	5,780	5,318
Harris Corp. 2.70% 2020	3,110	3,080
Harris Corp. 3.832% 2025	1,890	1,856
Lima Metro Line Finance Ltd. 5.875% 2034[4,8]	3,167	3,294
Lockheed Martin Corp. 1.85% 2018	1,100	1,099
Lockheed Martin Corp. 2.50% 2020	2,805	2,767
Lockheed Martin Corp. 3.55% 2026	100	99
Lockheed Martin Corp. 4.50% 2036	815	851
Lockheed Martin Corp. 4.70% 2046	5,635	6,021
Mexican Government 5.50% 2047[4]	2,200	1,975
Norfolk Southern Corp. 3.65% 2025	17,350	17,254
Northrop Grumman Corp. 2.55% 2022	8,955	8,635
Northrop Grumman Corp. 2.93% 2025	15,040	14,297
Northrop Grumman Corp. 3.25% 2028	22,625	21,317
Pisces Parent, LLC 8.00% 2026[4]	5,651	5,708
Red de Carreteras de Occidente 9.00% 2028[8]	MXN61,570	3,177
Republic Services, Inc. 5.00% 2020	$200	205
Rockwell Collins, Inc. 2.80% 2022	8,510	8,287
Rockwell Collins, Inc. 3.20% 2024	9,105	8,797
Roper Technologies, Inc. 2.80% 2021	860	841
Siemens AG 1.70% 2021[4]	13,500	12,910
Siemens AG 2.70% 2022[4]	29,620	28,910
Siemens AG 2.90% 2022[4]	5,000	4,903
Siemens AG 2.35% 2026[4]	6,430	5,805
Union Pacific Corp. 3.95% 2028	17,310	17,381
Union Pacific Corp. 4.50% 2048	3,665	3,739
United Technologies Corp. 3.65% 2023	27,585	27,478
United Technologies Corp. 3.95% 2025	15,415	15,340
United Technologies Corp. 4.125% 2028	70,110	69,781
United Technologies Corp. 4.45% 2038	5,655	5,627
United Technologies Corp. 4.625% 2048	2,110	2,119
Westinghouse Air Brake Technologies Corp. (dba Wabtec Corp.) 4.15% 2024	14,545	14,430
		432,852
Real estate 0.84%
Alexandria Real Estate Equities, Inc. 2.75% 2020	5,315	5,268
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,070	1,028
Alexandria Real Estate Equities, Inc. 4.50% 2029	755	753
The Bond Fund of America — Page 18 of 45

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
American Campus Communities, Inc. 3.35% 2020	$12,270	$12,237
American Campus Communities, Inc. 3.75% 2023	15,160	14,993
American Campus Communities, Inc. 4.125% 2024	11,740	11,661
American Campus Communities, Inc. 3.625% 2027	19,765	18,507
American Tower Corp. 3.40% 2019	18,375	18,409
EPR Properties 4.75% 2026	1,680	1,649
Essex Portfolio LP 3.625% 2022	4,370	4,336
Essex Portfolio LP 3.25% 2023	4,935	4,804
Essex Portfolio LP 3.875% 2024	5,500	5,475
Essex Portfolio LP 3.50% 2025	4,800	4,643
Hospitality Properties Trust 4.25% 2021	20,250	20,410
Hospitality Properties Trust 5.00% 2022	10,900	11,173
Hospitality Properties Trust 4.50% 2023	9,680	9,727
Hospitality Properties Trust 3.95% 2028	2,490	2,258
Howard Hughes Corp. 5.375% 2025[4]	6,200	6,154
Iron Mountain Inc. 4.875% 2027[4]	2,410	2,220
Iron Mountain Inc. 5.25% 2028[4]	10,840	10,108
iStar Inc. 4.625% 2020	2,690	2,690
Kimco Realty Corp. 3.40% 2022	14,595	14,369
Kimco Realty Corp. 3.125% 2023	3,175	3,063
Kimco Realty Corp. 2.70% 2024	16,980	15,830
Kimco Realty Corp. 3.30% 2025	5,000	4,749
Omega Healthcare Investors, Inc. 4.375% 2023	2,100	2,084
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,693
Piedmont Operating Partnership LP 4.45% 2024	3,000	3,005
Public Storage 3.094% 2027	990	926
Scentre Group 2.375% 2019[4]	910	900
Scentre Group 2.375% 2021[4]	11,410	11,014
Scentre Group 3.25% 2025[4]	10,655	10,012
Scentre Group 3.50% 2025[4]	5,950	5,722
Simon Property Group, LP 2.75% 2023	6,000	5,787
WEA Finance LLC 2.70% 2019[4]	4,800	4,789
WEA Finance LLC 3.25% 2020[4]	38,165	38,052
WEA Finance LLC 3.75% 2024[4]	2,380	2,345
Westfield Corp. Ltd. 3.15% 2022[4]	32,440	31,820
		325,663
Information technology 0.73%
Apple Inc. 1.55% 2021	500	480
Apple Inc. 2.25% 2021	13,250	13,012
Apple Inc. 2.90% 2027	5,500	5,186
Apple Inc. 3.00% 2027	3,000	2,849
Apple Inc. 3.20% 2027	1,025	991
Apple Inc. 3.35% 2027	8,085	7,913
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 7.333% 2021[8,9,10]	6,137	5,936
BMC Software, Inc. 8.125% 2021[4]	8,050	8,238
Broadcom Ltd. 3.00% 2022	60,000	58,490
Broadcom Ltd. 2.65% 2023	16,500	15,591
Broadcom Ltd. 3.625% 2024	52,925	51,387
Broadcom Ltd. 3.875% 2027	60,730	57,375
CCC Information Services Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 8.992% 2025[8,9,10]	1,225	1,237
Financial & Risk US Holdings, Inc. 6.25% 2026[4]	11,225	11,232
Financial & Risk US Holdings, Inc. 8.25% 2026[4]	2,150	2,142
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.593% 2024[8,9,10]	1,475	1,513
The Bond Fund of America — Page 19 of 45

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Microsoft Corp. 1.55% 2021	$3,975	$3,820
Microsoft Corp. 3.30% 2027	1,030	1,012
Microsoft Corp. 3.70% 2046	1,250	1,201
Microsoft Corp. 4.25% 2047	2,125	2,233
Oracle Corp. 1.90% 2021	12,250	11,827
Oracle Corp. 4.125% 2045	100	97
Oracle Corp. 4.00% 2046	4,200	4,006
Oracle Corp. 4.00% 2047	750	713
Unisys Corp. 10.75% 2022[4]	3,325	3,753
Visa Inc. 2.15% 2022	4,535	4,350
VMware, Inc. 2.95% 2022	7,500	7,224
Xerox Corp. 3.50% 2020	500	498
		284,306
Telecommunication services 0.67%
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,273
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.514% 2024[9]	$28,920	29,072
AT&T Inc. 3.40% 2025	43,940	41,876
AT&T Inc. 4.125% 2026	500	495
AT&T Inc. 4.35% 2045	17,500	15,109
Deutsche Telekom International Finance BV 1.95% 2021[4]	7,000	6,694
Deutsche Telekom International Finance BV 2.82% 2022[4]	22,241	21,738
Deutsche Telekom International Finance BV 2.485% 2023[4]	4,325	4,084
Deutsche Telekom International Finance BV 3.60% 2027[4]	3,588	3,407
Deutsche Telekom International Finance BV 4.375% 2028[4]	16,642	16,614
Digicel Group Ltd. 6.00% 2021[4]	765	712
France Télécom 9.00% 2031[5]	2,400	3,411
Inmarsat PLC 6.50% 2024[4]	8,500	8,649
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 11.07% 2020 (100% PIK)[8,9,10,11]	1,976	1,533
Orange SA 2.75% 2019	3,330	3,331
SoftBank Group Corp. 3.36% 2023[4,8]	17,213	17,191
Verizon Communications Inc. 4.125% 2027	200	200
Verizon Communications Inc. 4.50% 2033	18,650	18,547
Verizon Communications Inc. 4.40% 2034	200	195
Verizon Communications Inc. 4.862% 2046	4,200	4,217
Vodafone Group PLC 4.375% 2028	31,300	30,881
Vodafone Group PLC 5.25% 2048	31,925	32,124
		261,353
Materials 0.42%
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3M LIBOR) 5 year + 4.971% on 10/19/2020)[4,5]	6,440	6,733
CF Industries, Inc. 5.375% 2044	3,500	3,259
Chevron Phillips Chemical Co. LLC 3.30% 2023[4]	7,410	7,316
Chevron Phillips Chemical Co. LLC 3.70% 2028[4]	7,000	6,910
Consolidated Energy Finance SA 6.50% 2026[4]	7,960	8,089
CRH America, Inc. 3.875% 2025[4]	2,000	1,961
CRH America, Inc. 5.125% 2045[4]	2,000	2,015
Dow Chemical Co. 4.125% 2021	2,500	2,561
Dow Chemical Co. 4.625% 2044	1,100	1,079
First Quantum Minerals Ltd. 6.50% 2024[4]	11,500	10,566
First Quantum Minerals Ltd. 7.50% 2025[4]	3,000	2,858
First Quantum Minerals Ltd. 6.875% 2026[4]	3,600	3,281
Hexion Inc. 10.375% 2022[4]	5,000	4,887
The Bond Fund of America — Page 20 of 45

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Holcim Ltd. 5.15% 2023[4]	$3,515	$3,652
International Flavors & Fragrances Inc. 5.00% 2048	19,250	19,325
LSB Industries, Inc. 9.625% 2023[4]	4,025	4,231
LYB International Finance BV 3.50% 2027	2,250	2,108
LYB International Finance BV 4.875% 2044	400	391
LyondellBasell Industries NV 6.00% 2021	900	956
Mosaic Co. 4.05% 2027	1,500	1,453
Nova Chemicals Corp. 5.25% 2027[4]	7,500	7,003
Olin Corp. 5.125% 2027	1,975	1,911
Platform Specialty Products Corp. 5.875% 2025[4]	5,970	5,921
Praxair, Inc. 3.00% 2021	1,500	1,486
Sherwin-Williams Co. 2.75% 2022	9,585	9,302
Sherwin-Williams Co. 3.125% 2024	4,820	4,635
Sherwin-Williams Co. 3.45% 2027	25,960	24,736
Sherwin-Williams Co. 4.50% 2047	5,265	5,076
Tronox Ltd. 5.75% 2025[4]	1,325	1,232
Tronox Ltd. 6.50% 2026[4]	3,900	3,768
Vale SA 6.25% 2026	885	972
Warrior Met Coal, Inc. 8.00% 2024[4]	2,725	2,800
Westlake Chemical Corp. 4.375% 2047	1,465	1,304
		163,777
Total corporate bonds & notes		11,682,282
Mortgage-backed obligations 18.58% Federal agency mortgage-backed obligations 17.53%
Fannie Mae 5.50% 2023[8]	2,896	2,984
Fannie Mae 5.50% 2023[8]	17	17
Fannie Mae 6.00% 2023[8]	88	91
Fannie Mae 4.50% 2024[8]	2,035	2,112
Fannie Mae 4.50% 2025[8]	2,348	2,437
Fannie Mae 4.50% 2025[8]	1,403	1,456
Fannie Mae 4.50% 2025[8]	1,196	1,226
Fannie Mae 4.50% 2025[8]	9	10
Fannie Mae 6.50% 2032[8]	50	50
Fannie Mae 3.00% 2033[8,12]	25,750	25,403
Fannie Mae 3.00% 2036[8]	25,492	24,869
Fannie Mae 3.00% 2036[8]	3,025	2,951
Fannie Mae 4.00% 2036[8]	4,426	4,531
Fannie Mae 4.00% 2036[8]	3,413	3,489
Fannie Mae 4.00% 2036[8]	2,846	2,910
Fannie Mae 4.00% 2036[8]	2,716	2,777
Fannie Mae 4.00% 2036[8]	1,220	1,249
Fannie Mae 7.00% 2036[8]	132	146
Fannie Mae 8.00% 2036[8]	180	198
Fannie Mae 3.00% 2037[8]	57,326	55,924
Fannie Mae 3.00% 2037[8]	32,748	31,948
Fannie Mae 4.00% 2037[8]	22,873	23,309
Fannie Mae 6.00% 2037[8]	45	49
Fannie Mae 6.00% 2037[8]	4	4
Fannie Mae 7.00% 2037[8]	161	169
Fannie Mae 7.00% 2037[8]	111	123
Fannie Mae 7.00% 2037[8]	92	94
Fannie Mae 7.00% 2037[8]	62	67
The Bond Fund of America — Page 21 of 45

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 7.50% 2037[8]	$110	$114
Fannie Mae 7.50% 2037[8]	69	76
Fannie Mae 7.50% 2037[8]	61	62
Fannie Mae 7.50% 2037[8]	25	26
Fannie Mae 5.50% 2038[8]	46	49
Fannie Mae 5.50% 2038[8]	7	7
Fannie Mae 4.50% 2039[8]	7,669	7,990
Fannie Mae 4.00% 2040[8]	6,113	6,222
Fannie Mae 4.00% 2040[8]	5,887	5,991
Fannie Mae 4.00% 2040[8]	5,451	5,548
Fannie Mae 4.00% 2040[8]	1,080	1,099
Fannie Mae 4.00% 2040[8]	971	990
Fannie Mae 4.00% 2040[8]	313	318
Fannie Mae 4.50% 2040[8]	1,702	1,772
Fannie Mae 5.00% 2040[8]	704	749
Fannie Mae 4.00% 2041[8]	1,644	1,673
Fannie Mae 4.00% 2041[8]	1,618	1,649
Fannie Mae 4.00% 2041[8]	1,304	1,327
Fannie Mae 4.00% 2041[8]	994	1,013
Fannie Mae 4.00% 2041[8]	887	905
Fannie Mae 4.00% 2041[8]	423	432
Fannie Mae 4.50% 2041[8]	1,856	1,932
Fannie Mae 5.00% 2041[8]	3,833	4,060
Fannie Mae 5.00% 2041[8]	3,084	3,289
Fannie Mae 5.00% 2041[8]	2,013	2,147
Fannie Mae 5.00% 2041[8]	1,625	1,733
Fannie Mae 5.00% 2041[8]	1,186	1,265
Fannie Mae 5.00% 2041[8]	125	133
Fannie Mae 5.00% 2041[8]	124	132
Fannie Mae 4.00% 2042[8]	9,797	9,972
Fannie Mae 4.00% 2042[8]	9,098	9,265
Fannie Mae 4.00% 2042[8]	7,705	7,856
Fannie Mae 4.00% 2042[8]	2,608	2,659
Fannie Mae 4.00% 2042[8]	692	704
Fannie Mae 4.00% 2043[8]	37,331	37,997
Fannie Mae 4.00% 2043[8]	7,653	7,794
Fannie Mae 4.00% 2043[8]	6,539	6,644
Fannie Mae 3.50% 2044[8]	38,130	37,835
Fannie Mae 4.00% 2044[8]	1,044	1,057
Fannie Mae 3.50% 2045[8]	13,241	13,091
Fannie Mae 4.00% 2045[8]	52,506	53,431
Fannie Mae 4.00% 2045[8]	14,316	14,544
Fannie Mae 4.00% 2045[8]	8,679	8,828
Fannie Mae 3.00% 2046[8]	7,625	7,307
Fannie Mae 3.00% 2046[8]	126	121
Fannie Mae 3.50% 2046[8]	44,158	43,604
Fannie Mae 3.50% 2046[8]	18,586	18,359
Fannie Mae 3.50% 2046[8]	13,708	13,537
Fannie Mae 3.50% 2046[8]	7,682	7,582
Fannie Mae 3.50% 2046[8]	1,071	1,057
Fannie Mae 3.50% 2046[8]	79	78
Fannie Mae 4.00% 2046[8]	44,590	45,131
Fannie Mae 4.00% 2046[8]	32,105	32,469
Fannie Mae 4.00% 2046[8]	19,289	19,568
The Bond Fund of America — Page 22 of 45

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2046[8]	$5,480	$5,542
Fannie Mae 4.00% 2046[8]	143	145
Fannie Mae 4.50% 2046[8]	2,182	2,254
Fannie Mae 4.50% 2046[8]	1,347	1,372
Fannie Mae 4.50% 2046[8]	926	956
Fannie Mae 4.50% 2046[8]	862	890
Fannie Mae 4.50% 2046[8]	858	872
Fannie Mae 4.50% 2046[8]	776	801
Fannie Mae 4.50% 2046[8]	755	783
Fannie Mae 3.50% 2047[8]	167,324	164,836
Fannie Mae 3.50% 2047[8]	114,499	112,780
Fannie Mae 3.50% 2047[8]	6,990	6,895
Fannie Mae 3.50% 2047[8]	6,919	6,829
Fannie Mae 3.50% 2047[8]	1,955	1,926
Fannie Mae 3.50% 2047[8]	766	755
Fannie Mae 3.50% 2047[8]	392	386
Fannie Mae 4.00% 2047[8]	133,806	135,333
Fannie Mae 4.00% 2047[8]	52,912	53,481
Fannie Mae 4.00% 2047[8]	19,595	19,823
Fannie Mae 4.00% 2047[8]	18,361	18,559
Fannie Mae 4.00% 2047[8]	13,830	13,987
Fannie Mae 4.00% 2047[8]	10,534	10,654
Fannie Mae 4.00% 2047[8]	6,951	7,030
Fannie Mae 4.00% 2047[8]	4,908	4,965
Fannie Mae 4.00% 2047[8]	4,602	4,654
Fannie Mae 4.50% 2047[8]	9,142	9,445
Fannie Mae 4.50% 2047[8]	6,869	7,094
Fannie Mae 4.50% 2047[8]	4,238	4,377
Fannie Mae 4.50% 2047[8]	4,026	4,099
Fannie Mae 4.50% 2047[8]	3,363	3,473
Fannie Mae 7.00% 2047[8]	49	53
Fannie Mae 7.00% 2047[8]	13	14
Fannie Mae 3.50% 2048[8,12]	214,603	211,201
Fannie Mae 3.50% 2048[8]	6,166	6,075
Fannie Mae 3.50% 2048[8]	1,982	1,952
Fannie Mae 3.50% 2048[8]	425	418
Fannie Mae 3.50% 2048[8]	25	25
Fannie Mae 4.00% 2048[8,12]	266,390	268,629
Fannie Mae 4.50% 2048[8,12]	802,385	826,661
Fannie Mae 4.50% 2048[8]	247,090	255,186
Fannie Mae 4.50% 2048[8]	241,323	249,230
Fannie Mae 4.50% 2048[8]	177,165	182,969
Fannie Mae 4.50% 2048[8]	63,441	65,520
Fannie Mae 4.50% 2048[8,12]	24,720	25,523
Fannie Mae 4.50% 2048[8]	7,688	7,940
Fannie Mae 5.00% 2048[8]	27,993	29,447
Fannie Mae 3.50% 2057[8]	14,607	14,343
Fannie Mae Pool #924866 3.89% 2037[8,9]	31	32
Fannie Mae, Series 2001-4, Class NA, 9.138% 2025[8,9]	6	7
Fannie Mae, Series 2001-4, Class GA, 9.203% 2025[8,9]	13	14
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[8]	561	558
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[8]	111	126
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[8]	959	1,002
Fannie Mae, Series 2001-20, Class E, 9.561% 2031[8,9]	2	3
The Bond Fund of America — Page 23 of 45

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[8]	$1,705	$1,917
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[8]	346	380
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[8]	916	1,037
Fannie Mae, Series 2002-W1, Class 2A, 5.828% 2042[8,9]	1,270	1,366
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.568% 2026[8,9]	10	9
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[8]	951	820
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[8]	949	789
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[8]	315	269
Freddie Mac 4.50% 2030[8]	721	746
Freddie Mac 5.50% 2033[8]	6	6
Freddie Mac 4.00% 2036[8]	34,521	35,274
Freddie Mac 4.00% 2036[8]	8,140	8,317
Freddie Mac 4.00% 2036[8]	3,120	3,188
Freddie Mac 3.00% 2037[8]	1,568	1,529
Freddie Mac 4.50% 2037[8]	3,307	3,431
Freddie Mac 5.50% 2037[8]	25	27
Freddie Mac 5.50% 2037[8]	6	7
Freddie Mac 7.00% 2037[8]	97	99
Freddie Mac 7.50% 2037[8]	110	120
Freddie Mac 5.50% 2038[8]	917	989
Freddie Mac 5.50% 2038[8]	352	380
Freddie Mac 5.50% 2038[8]	153	165
Freddie Mac 5.50% 2038[8]	92	99
Freddie Mac 5.50% 2038[8]	5	5
Freddie Mac 4.50% 2039[8]	855	891
Freddie Mac 5.00% 2039[8]	6,462	6,864
Freddie Mac 5.50% 2039[8]	2,147	2,316
Freddie Mac 4.50% 2040[8]	15,527	16,209
Freddie Mac 4.50% 2040[8]	17	18
Freddie Mac 5.50% 2040[8]	34	37
Freddie Mac 4.50% 2041[8]	6,384	6,649
Freddie Mac 4.50% 2041[8]	1,705	1,780
Freddie Mac 4.50% 2041[8]	901	939
Freddie Mac 4.50% 2041[8]	349	363
Freddie Mac 4.50% 2041[8]	15	16
Freddie Mac 5.00% 2041[8]	5,156	5,480
Freddie Mac 5.00% 2041[8]	1,916	2,029
Freddie Mac 5.50% 2041[8]	42	45
Freddie Mac 4.00% 2042[8]	6,671	6,798
Freddie Mac 4.00% 2043[8]	12,009	12,213
Freddie Mac 3.064% 2045[8,9]	12,691	12,724
Freddie Mac 3.50% 2045[8]	1,397	1,384
Freddie Mac 4.00% 2045[8]	31,439	31,980
Freddie Mac 4.00% 2045[8]	2,327	2,355
Freddie Mac 3.00% 2046[8]	128,458	124,043
Freddie Mac 3.50% 2046[8]	29,691	29,283
Freddie Mac 3.50% 2046[8]	832	814
Freddie Mac 4.00% 2046[8]	8,137	8,234
Freddie Mac 4.00% 2046[8]	3,240	3,275
Freddie Mac 4.00% 2046[8]	848	860
Freddie Mac 4.50% 2046[8]	2,152	2,224
Freddie Mac 4.50% 2046[8]	914	951
Freddie Mac 4.50% 2046[8]	900	937
Freddie Mac 4.50% 2046[8]	812	845
The Bond Fund of America — Page 24 of 45

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.50% 2046[8]	$680	$707
Freddie Mac 3.50% 2047[8]	77,109	75,959
Freddie Mac 3.50% 2047[8]	42,914	42,270
Freddie Mac 3.50% 2047[8]	31,627	31,152
Freddie Mac 3.50% 2047[8]	28,576	28,147
Freddie Mac 3.50% 2047[8]	23,658	23,303
Freddie Mac 3.50% 2047[8]	13,480	13,278
Freddie Mac 4.00% 2047[8]	32,591	32,958
Freddie Mac 4.00% 2047[8]	18,037	18,271
Freddie Mac 4.00% 2047[8]	17,127	17,337
Freddie Mac 4.00% 2047[8]	3,294	3,331
Freddie Mac 4.00% 2047[8]	1,850	1,872
Freddie Mac 4.00% 2047[8]	870	886
Freddie Mac 4.50% 2047[8]	7,425	7,673
Freddie Mac 4.50% 2047[8]	5,056	5,225
Freddie Mac 4.50% 2047[8]	4,249	4,390
Freddie Mac 4.50% 2047[8]	3,328	3,439
Freddie Mac 6.50% 2047[8]	197	210
Freddie Mac 3.50% 2048[8]	158,660	156,478
Freddie Mac 3.50% 2048[8]	65,159	64,344
Freddie Mac 3.50% 2048[8]	22,713	22,372
Freddie Mac 3.50% 2048[8]	18,851	18,565
Freddie Mac 4.00% 2048[8,12]	310,900	313,545
Freddie Mac 4.00% 2048[8]	136,434	137,771
Freddie Mac 4.00% 2048[8]	18,808	19,053
Freddie Mac 4.00% 2048[8]	6,533	6,603
Freddie Mac 4.50% 2048[8,12]	110,500	114,070
Freddie Mac 4.50% 2048[8,12]	105,700	108,949
Freddie Mac 5.00% 2048[8]	2,842	2,999
Freddie Mac, Series 2890, Class KT, 4.50% 2019[8]	38	38
Freddie Mac, Series 2122, Class QM, 6.25% 2029[8]	607	637
Freddie Mac, Series 3257, Class PA, 5.50% 2036[8]	5,938	6,450
Freddie Mac, Series 3286, Class JN, 5.50% 2037[8]	4,593	4,778
Freddie Mac, Series 3318, Class JT, 5.50% 2037[8]	2,450	2,549
Freddie Mac, Series K716, Class A2, Multi Family, 3.13% 2021[8]	300	300
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[8]	200	195
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[8]	400	396
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[8]	3,435	3,347
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[8]	24,490	24,812
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 2024[8]	13,500	13,328
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[8,9]	5,940	5,828
Freddie Mac, Series K072, Class A2, Multi Family, 3.444% 2027[8]	11,085	10,978
Freddie Mac, Series K073, Class A2, Multi Family, 3.35% 2028[8]	5,000	4,914
Freddie Mac, Series K075, Class A2, Multi Family, 3.65% 2028[8,9]	20,285	20,460
Freddie Mac, Series K077, Class A2, Multi Family, 3.90% 2028[8]	30,050	30,673
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[8]	23,705	24,306
Freddie Mac, Series K080, Class A2, Multi Family, 3.926% 2028[8]	23,115	23,696
Freddie Mac, Series K726, Class A2, Multi Family, 2.905% 2049[8]	15,000	14,759
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[8]	636	544
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[8]	622	536
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[8]	496	447
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[8]	453	399
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[8]	21	17
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[8]	63,476	61,160
The Bond Fund of America — Page 25 of 45

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.50% 2056[8,9]	$51,723	$49,981
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.50% 2056[8]	23,682	23,072
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[8]	60,121	58,058
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[8]	6,262	6,070
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.50% 2057[8,9]	17,737	16,915
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[8]	88,787	86,869
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[8]	13,768	13,416
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[8]	14,477	15,072
Government National Mortgage Assn. 2.50% 2028[8]	2,092	2,042
Government National Mortgage Assn. 5.00% 2035[8]	485	509
Government National Mortgage Assn. 6.50% 2038[8]	201	221
Government National Mortgage Assn. 5.00% 2039[8]	666	697
Government National Mortgage Assn. 4.50% 2040[8]	2,555	2,679
Government National Mortgage Assn. 5.50% 2040[8]	4,066	4,336
Government National Mortgage Assn. 3.50% 2041[8]	18	19
Government National Mortgage Assn. 4.00% 2041[8]	172	177
Government National Mortgage Assn. 4.50% 2041[8]	9,406	9,763
Government National Mortgage Assn. 4.50% 2041[8]	1,071	1,109
Government National Mortgage Assn. 4.50% 2041[8]	648	670
Government National Mortgage Assn. 4.50% 2041[8]	501	521
Government National Mortgage Assn. 5.00% 2041[8]	3,596	3,762
Government National Mortgage Assn. 3.50% 2042[8]	671	658
Government National Mortgage Assn. 3.50% 2043[8]	2,064	2,054
Government National Mortgage Assn. 4.00% 2045[8]	304	312
Government National Mortgage Assn. 3.00% 2046[8]	52,297	50,803
Government National Mortgage Assn. 3.00% 2047[8]	36,828	35,708
Government National Mortgage Assn. 3.00% 2047[8]	12,893	12,501
Government National Mortgage Assn. 3.50% 2048[8,12]	157,000	155,988
Government National Mortgage Assn. 4.00% 2048[8,12]	446,882	453,890
Government National Mortgage Assn. 4.00% 2048[8]	110,518	112,394
Government National Mortgage Assn. 4.00% 2048[8]	35,573	36,221
Government National Mortgage Assn. 4.50% 2048[8,12]	382,998	395,565
Government National Mortgage Assn. 5.668% 2059[8]	1	1
Government National Mortgage Assn. 4.915% 2061[8]	28	28
Government National Mortgage Assn. 5.049% 2061[8]	56	57
Government National Mortgage Assn. 5.051% 2061[8]	44	45
Government National Mortgage Assn. 5.088% 2061[8]	450	456
Government National Mortgage Assn. 5.105% 2061[8]	85	86
Government National Mortgage Assn. 4.63% 2063[8]	182	183
Government National Mortgage Assn. 5.021% 2064[8]	158	160
Government National Mortgage Assn. 5.20% 2064[8]	15	15
Government National Mortgage Assn. 6.64% 2064[8]	9	9
Government National Mortgage Assn. 5.025% 2065[8]	288	292
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 2.539% 2020[8,9]	477	478
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 2.571% 2020[8,9]	579	580
		6,824,381
Collateralized mortgage-backed obligations (privately originated) 0.94%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[4,8,9]	62,207	62,382
Connecticut Avenue Securities, Series 2013-C01, Class M1, (1-month USD-LIBOR + 2.00%) 4.216% 2023[4,8,9]	69	69
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 3.166% 2024[8,9]	66	66
The Bond Fund of America — Page 26 of 45

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities, Series 2014-C01, Class M1, (1-month USD-LIBOR + 1.60%) 3.816% 2024[4,8,9]	$254	$256
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[8]	109	122
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[8]	13	14
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[8]	836	898
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[8]	13	14
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.321% 2027[4,6,8,9]	8,894	8,867
Finance of America Structured Securities Trust, Series 2017-HB1, Class M1, 2.8401% 2027[4,6,8,9]	2,890	2,863
Finance of America Structured Securities Trust, Series 2017-HB1, Class M2, 3.165% 2027[4,8,9]	2,510	2,474
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[4,8]	21,037	20,982
Freddie Mac, Series 2013-DN1, Class M1, (1-month USD-LIBOR + 3.40%) 5.616% 2023[8,9]	103	103
Freddie Mac, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 3.866% 2024[8,9]	1,242	1,258
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 4.416% 2024[8,9]	13,160	13,562
Freddie Mac, Series 2014-HQ1, Class M2, (1-month USD-LIBOR + 2.50%) 4.716% 2024[8,9]	743	745
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 4.166% 2025[8,9]	5,987	6,148
Homeward Opportunities Fund I Trust 2018-1 3.766% 2048[4,8]	37,938	38,033
Mill City Mortgage Trust, Series 2015-2, Class A1, 3.00% 2057[4,8,9]	48	48
Nationstar HECM Loan Trust, Series 2017-1, Class A, 1.968% 2027[4,6,8]	5,863	5,852
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.038% 2027[4,6,8,9]	10,434	10,359
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.8154% 2027[4,6,8]	3,355	3,339
Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.9419% 2027[4,6,8]	2,265	2,248
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76% 2028[4,8]	30,593	30,628
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[4,6,8]	16,267	16,255
Nationstar HECM Loan Trust, Series 2018-1A, Class M1, 3.238% 2028[4,8]	5,145	5,132
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[4,8,9]	22,513	22,620
Starwood Mortgage Residential Trust 2018-IMC1, A1 3.793% 2048[4,8]	49,558	49,681
Station Place Securitization Trust, Series 2017-LD1, Class A, (1-month USD-LIBOR + 0.80%) 3.016% 2050[4,8,9]	8,525	8,521
TBW Mortgage-backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 2.636% 2037[8,9]	10,189	8,978
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[4,8,9]	30,772	30,250
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.816% 2057[4,8,9]	10,413	10,448
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[4,8]	3,015	2,993
		366,208
Commercial mortgage-backed securities 0.11%
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 4.537% 2044[4,8]	9,999	10,266
GS Mortgage Securities Corp. II, Series 2010-C2, Class A2, 5.162% 2043[4,8,9]	4,000	4,134
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4,8]	11,336	12,016
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[8,9]	1,428	1,428
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[4,8]	6,885	6,886
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 2044[4,8]	4,950	5,096
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 2047[4,8,9]	1,460	1,503
		41,329
Total mortgage-backed obligations		7,231,918
Asset-backed obligations 4.43%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,8]	14,075	13,969
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[4,8]	9,175	9,043
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.51% 2020[8]	1,400	1,399
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A, 1.65% 2020[8]	1,726	1,722
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A2A, 2.71% 2021[8]	30,675	30,647
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87% 2021[8]	820	818
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24% 2022[8]	5,000	4,930
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[8]	6,030	5,952
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[8]	5,145	5,140
The Bond Fund of America — Page 27 of 45

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Angel Oak Capital Advisors LLC, Series 2013-9A, CLO, Class A1R, (3-month USD-LIBOR + 1.01%) 3.358% 2025[4,8,9]	$10,197	$10,197
Avant Loans Funding Trust, Series 2016-C, Class B, 4.92% 2020[4,8]	16	16
BlueMountain Ltd., Series 2013-4A, CLO, Class AR, (3-month USD-LIBOR + 1.01%) 3.349% 2025[4,8,9]	19,175	19,181
BlueMountain Ltd., Series 2014-2A, CLO, Class AR, (3-month USD LIBOR + 0.93%) 3.278% 2026[4,8,9]	26,305	26,318
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[8]	1,536	1,525
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 2023[8]	46	47
Chase Issuance Trust, Series 2016-A5, Class A5, 1.27% 2021[8]	82,037	81,118
Chase Issuance Trust, Series 2016-A2, Class A, 1.37% 2021[8]	55,840	55,313
Chase Issuance Trust, Series 2012-A4, Class A4, 1.58% 2021[8]	5,000	4,949
CIFC Funding Ltd., Series 2014-3A, CLO, Class AR, (3-month USD-LIBOR + 0.95%) 3.297% 2026[4,8,9]	16,450	16,450
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75% 2021[8]	48,647	48,034
Citibank Credit Card Issuance Trust, Series 2017-A9, Class A9, 1.80% 2021[8]	33,810	33,482
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2021[8]	345,946	344,281
CPS Auto Receivables Trust, Series 2016-D, Class A, 1.50% 2020[4,8]	1,339	1,338
CPS Auto Receivables Trust, Series 2017-A, Class A, 1.68% 2020[4,8]	2,977	2,972
CPS Auto Receivables Trust, Series 2017-C, Class A, 1.78% 2020[4,8]	2,775	2,768
CPS Auto Receivables Trust, Series 2014-B, Class C, 3.23% 2020[4,8]	843	844
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[4,8]	97	97
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 2021[4,8]	9,841	9,829
CPS Auto Receivables Trust, Series 2018-C, Class A, 2.87% 2021[4,8]	460	460
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[4,8]	3,500	3,513
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[4,8]	2,395	2,412
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 2022[4,8]	6,800	6,750
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 2.338% 2035[8,9]	2,518	2,446
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.298% 2037[8,9]	3,767	3,588
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 2.308% 2037[8,9]	5,700	5,500
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 2036[4,8]	867	864
Drive Auto Receivables Trust, Series 2018-2, Class A2, 2.64% 2020[8]	43,234	43,241
Drive Auto Receivables Trust, Series 2018-4, Class A2A, 2.86% 2020[8]	17,365	17,369
Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.61% 2021[4,8]	25,741	25,745
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 2021[4,8]	3,000	3,002
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[4,8]	850	850
Drive Auto Receivables Trust, Series 2018-4, Class A3, 3.15% 2021[8]	1,110	1,110
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[4,8]	3,259	3,264
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[4,8]	2,336	2,342
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 2022[8]	18,640	18,611
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[4,8]	14,225	14,215
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 2022[4,8]	1,715	1,718
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 2023[8]	5,750	5,737
Drivetime Auto Owner Trust, Series 2017-3A, Class A, 1.73% 2020[4,8]	2,761	2,758
Drivetime Auto Owner Trust, Series 2017-1A, Class B, 2.26% 2021[4,8]	1,419	1,419
Drivetime Auto Owner Trust, Series 2018-1A, Class A, 2.59% 2021[4,8]	1,155	1,154
Drivetime Auto Owner Trust, Series 2018-2, Class A, 2.84% 2021[4,8]	31,961	31,949
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 2021[4,8]	273	273
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 2022[4,8]	6,875	6,863
Drivetime Auto Owner Trust, Series 2016-4A, Class C, 2.74% 2022[4,8]	1,540	1,540
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[4,8]	5,081	5,084
Drivetime Auto Owner Trust, Series 2016-2A, Class C, 3.67% 2022[4,8]	1,379	1,381
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 2023[4,8]	11,770	11,721
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 2023[4,8]	9,000	8,964
Emerson Park Ltd., Series 2013-1A, CLO, Class A1AR, (3-month USD-LIBOR + 0.98%) 3.319% 2025[4,8,9]	5,053	5,054
The Bond Fund of America — Page 28 of 45

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[4,8]	$5,483	$5,456
Exeter Automobile Receivables Trust, Series 2015-1A, Class C, 4.10% 2020[4,8]	5,996	6,024
Exeter Automobile Receivables Trust, Series 2014-3A, Class C, 4.17% 2020[4,8]	462	464
Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 1.96% 2021[4,8]	2,705	2,701
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 2021[4,8]	15,132	15,062
Exeter Automobile Receivables Trust, Series 2018-1A, Class A, 2.21% 2021[4,8]	433	433
Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.79% 2021[4,8]	4,049	4,046
Exeter Automobile Receivables Trust, Series 2016-3A, Class B, 2.84% 2021[4,8]	2,500	2,501
Exeter Automobile Receivables Trust, Series 2015-2A, Class C, 3.90% 2021[4,8]	6,335	6,362
Exeter Automobile Receivables Trust, Series 2015-3A, Class C, 4.83% 2021[4,8]	1,000	1,011
Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 2022[4,8]	11,825	11,691
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69% 2021[4,8]	3,047	3,039
First Investors Auto Owner Trust, Series 2017-2, Class A1, 1.86% 2021[4,8]	2,582	2,572
Ford Credit Auto Owner Trust, Series 2017-A, Class A2A, 1.33% 2019[8]	10,976	10,969
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 2025[4,8]	42,522	42,388
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.31% 2026[4,8]	14,293	14,204
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[4,8]	28,535	27,817
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.36% 2029[4,8]	13,595	13,049
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[4,8]	31,690	31,678
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,8]	59,405	58,009
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class B, 1.75% 2021[8]	6,241	6,182
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[4,8]	6,484	6,420
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class B, 2.57% 2023[8]	765	750
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[8]	530	518
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A1, 2.22% 2022[4,8]	17,000	16,824
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class B, 2.58% 2022[4,8]	3,500	3,470
Henderson Receivables LLC, Series 2006-4A, Class A1, (1-month USD-LIBOR + 0.20%) 2.358% 2041[4,8,9]	1,188	1,164
Henderson Receivables LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 2.358% 2041[4,8,9]	1,116	1,064
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[4,8]	13,235	12,887
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 3.146% 2035[8,9]	3,023	3,035
IndyMac Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-H1, Class A1, FSA insured, (1-month USD-LIBOR + 0.16%) 2.376% 2037[8,9]	2,926	2,813
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35% 2040[8]	73	74
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4, 5.27% 2040[8]	38	38
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A5, 5.873% 2040[8]	124	125
OneMain Direct Auto Receivables Trust, Series 2018-1, Class A, 3.43% 2024[4,8]	8,335	8,329
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 2025[4,8]	38	38
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD-LIBOR + 0.13%) 2.346% 2036[8,9]	432	413
Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.46% 2020[8]	1,043	1,043
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47% 2020[8]	701	701
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[8]	4,116	4,114
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[8]	249	249
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[8]	4,980	4,969
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[8]	1,624	1,624
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[8]	4,534	4,539
Santander Drive Auto Receivables Trust, Series 2018-4, Class A2A, 3.07% 2021[8]	15,765	15,762
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[8]	1,700	1,689
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[8]	16,545	16,440
Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 2022[8]	5,820	5,753
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[8]	8,010	8,022
SLM Private Credit Student Loan Trust, Series 2008-2, Class A3, (3-month USD-LIBOR + 0.75%) 3.085% 2023[8,9]	16,508	16,405
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 3.235% 2023[8,9]	18,919	18,950
The Bond Fund of America — Page 29 of 45

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
SLM Private Credit Student Loan Trust, Series 2008-6, Class A4, (3-month USD-LIBOR + 1.10%) 3.435% 2023[8,9]	$4,498	$4,524
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 3.835% 2023[8,9]	26,618	27,203
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.616% 2025[8,9]	4,809	4,739
SLM Private Credit Student Loan Trust, Series 2012-2, Class A, (1-month USD-LIBOR + 0.70%) 2.916% 2029[8,9]	390	388
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[4,8]	2,281	2,236
Symphony Ltd., Series 2013-12A, CLO, Class AR, (3-month USD-LIBOR + 1.03%) 3.369% 2025[4,8,9]	42,273	42,274
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 2024[8]	6,610	6,612
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[4,8]	2,271	2,246
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[4,8]	2,215	2,188
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[4,8]	6,579	6,640
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A2A, 2.64% 2021[8]	44,365	44,341
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 2042[4,8]	6,638	6,470
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[4,8]	3,829	3,816
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[4,8]	700	694
Verizon Owner Trust, Series 2017-1A, Class B, 2.45% 2021[4,8]	2,500	2,466
Verizon Owner Trust, Series 2017-1A, Class C, 2.65% 2021[4,8]	3,000	2,958
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 2022[4,8]	8,352	8,235
Verizon Owner Trust, Series 2017-3A, Class B, 2.38% 2022[4,8]	4,950	4,866
Voya Ltd., Series 2014-3A, CLO, Class A1R, (3-month USD-LIBOR + 0.72%) 3.055% 2026[4,8,9]	8,340	8,342
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 2020[4,8]	2,838	2,837
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 2020[4,8]	10,302	10,278
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 2021[4,8]	49,225	49,191
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 2021[4,8]	1,124	1,124
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 2022[4,8]	3,500	3,490
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 2022[4,8]	32,490	32,482
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[4,8]	294	293
World Financial Network Credit Card Master Note Trust, Series 2012-C, Class A, 2.23% 2022[8]	2,330	2,330
World Financial Network Credit Card Master Note Trust, Series 2016-C, Class A, 1.72% 2023[8]	1,225	1,210
World Financial Network Credit Card Master Note Trust, Series 2017-B, Class A, 1.98% 2023[8]	10,866	10,790
World Financial Network Credit Card Master Note Trust, Series 2012-D, Class A, 2.15% 2023[8]	7,890	7,850
World Financial Network Credit Card Master Note Trust, Series 2012-A, Class A, 3.14% 2023[8]	9,638	9,658
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[8]	15,045	15,041
		1,724,968
Bonds & notes of governments & government agencies outside the U.S. 2.97%
Argentine Republic 6.25% 2019	9,162	9,185
Argentine Republic 6.875% 2021	3,075	2,950
Argentine Republic 7.50% 2026	1,925	1,718
Argentine Republic 8.28% 2033[8,11]	4,984	4,523
Argentine Republic 0% 2035	25,700	1,054
Argentine Republic 6.875% 2048	13,230	10,253
Armenia (Republic of) 7.15% 2025[4]	4,810	5,094
Belarus (Republic of) 6.875% 2023[4]	775	815
Bermuda 4.854% 2024[4]	8,090	8,459
Brazil (Federative Republic of) 0% 2021	BRL8,900	1,701
Brazil (Federative Republic of) 10.00% 2025	8,500	1,986
Brazil (Federative Republic of) 6.00% 2045[3]	18,742	4,576
Brazil (Federative Republic of) Global 5.625% 2047	$5,875	5,215
Brazil (Federative Republic of) 6.00% 2055[3]	BRL31,847	7,804
Buenos Aires (City of) 8.95% 2021[8]	$1,000	1,005
Cote d’Ivoire (Republic of) 6.375% 2028[4,8]	7,275	7,039
Cote d’Ivoire (Republic of) 5.25% 2030[8]	€950	1,052
Dominican Republic 7.50% 2021[8]	$950	996
The Bond Fund of America — Page 30 of 45

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Dominican Republic 5.875% 2024[8]	$1,640	$1,695
Dominican Republic 5.50% 2025[4]	10,380	10,445
Dominican Republic 6.875% 2026[4]	4,300	4,601
Egypt (Arab Republic of) 5.577% 2023[4]	1,690	1,642
Egypt (Arab Republic of) 7.50% 2027[4]	3,200	3,267
Egypt (Arab Republic of) 6.588% 2028[4]	1,610	1,544
Egypt (Arab Republic of) 5.625% 2030	€1,060	1,158
Egypt (Arab Republic of) 8.50% 2047[4]	$2,245	2,260
FMS Wertmanagement 1.625% 2018	6,400	6,393
Gabonese Republic 6.375% 2024[8]	410	389
Guatemala (Republic of) 4.375% 2027	3,975	3,741
Honduras (Republic of) 8.75% 2020	13,508	14,805
Honduras (Republic of) 7.50% 2024[8]	3,330	3,597
Honduras (Republic of) 6.25% 2027[4]	1,400	1,444
India (Republic of) 7.80% 2021	INR532,600	7,325
India (Republic of) 8.83% 2023	387,200	5,490
India (Republic of) 8.60% 2028	1,015,200	14,435
India (Republic of) 7.61% 2030	1,833,000	24,306
India (Republic of) 7.88% 2030	1,667,000	22,473
Indonesia (Republic of) 3.75% 2022	$13,255	13,172
Indonesia (Republic of) 3.375% 2023	9,350	9,110
Iraq (Republic of) 5.80% 2028[8]	5,150	4,894
Italy (Republic of) 2.00% 2028	€61,500	65,919
Japan, Series 18, 0.10% 2024[3]	¥5,444,100	49,496
Japan, Series 20, 0.10% 2025[3]	8,576,500	78,352
Japan, Series 21, 0.10% 2026[3]	1,512,540	13,858
Japan, Series 22, 0.10% 2027[3]	2,224,838	20,423
Japan Bank for International Cooperation 2.125% 2020	$21,400	21,041
Japan Bank for International Cooperation (3-month USD-LIBOR + 0.48%) 2.801% 2020[9]	23,448	23,574
Japan Bank for International Cooperation 3.125% 2021	76,664	76,435
Japan Finance Organization for Municipalities 2.125% 2019[4]	10,000	9,975
Jordan (Hashemite Kingdom of) 6.125% 2026[4]	2,090	2,058
Jordan (Hashemite Kingdom of) 5.75% 2027[4]	615	584
Kazakhstan (Republic of) 5.125% 2025[4]	3,750	4,044
Kazakhstan (Republic of) 6.50% 2045[4]	2,250	2,778
Kenya (Republic of) 5.875% 2019	18,200	18,431
Kenya (Republic of) 6.875% 2024[4]	6,425	6,455
Kenya (Republic of) 8.25% 2048[4]	330	320
Kuwait (State of) 2.75% 2022[4]	2,150	2,103
Landwirtschaftliche Rentenbank 1.75% 2019	8,970	8,929
Manitoba (Province of) 3.05% 2024	200	196
Morocco (Kingdom of) 4.25% 2022	5,400	5,419
Morocco (Kingdom of) 5.50% 2042	7,200	7,577
Nigeria (Republic of) 6.375% 2023	5,190	5,279
Ontario (Province of) 3.20% 2024	300	297
Pakistan (Islamic Republic of) 7.25% 2019	18,000	18,084
Pakistan (Islamic Republic of) 5.50% 2021[4]	2,335	2,271
Pakistan (Islamic Republic of) 8.25% 2024	2,220	2,326
Pakistan (Islamic Republic of) 6.875% 2027[4]	1,100	1,047
Panama (Republic of) 4.50% 2047[8]	1,290	1,295
Panama (Republic of) 4.50% 2050[8]	6,160	6,123
Paraguay (Republic of) 4.625% 2023	1,500	1,517
Paraguay (Republic of) 5.00% 2026	4,485	4,563
Paraguay (Republic of) 5.00% 2026[4]	1,575	1,603
Paraguay (Republic of) 4.70% 2027[4]	850	850
The Bond Fund of America — Page 31 of 45

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Paraguay (Republic of) 5.60% 2048[4]	$1,980	$1,975
Poland (Republic of) 3.25% 2026	6,600	6,417
Portuguese Republic 5.125% 2024	132,274	138,683
Portuguese Republic 4.10% 2045	€5,500	7,755
Qatar (State of) 3.875% 2023[4]	$19,900	20,076
Qatar (State of) 4.50% 2028[4]	12,980	13,383
Qatar (State of) 5.103% 2048[4]	26,450	27,564
Romania 5.125% 2048[4]	1,600	1,578
Saudi Arabia (Kingdom of) 2.375% 2021[4]	750	725
Saudi Arabia (Kingdom of) 2.875% 2023[4]	8,715	8,429
Saudi Arabia (Kingdom of) 4.00% 2025[4]	32,065	32,142
Saudi Arabia (Kingdom of) 3.25% 2026[4]	3,170	2,985
Saudi Arabia (Kingdom of) 3.625% 2028[4]	3,110	2,971
Saudi Arabia (Kingdom of) 4.625% 2047[4]	11,540	11,149
Saudi Arabia (Kingdom of) 5.00% 2049[4]	13,690	13,926
Senegal (Republic of) 4.75% 2028[8]	€3,300	3,720
Spain (Kingdom of) 2.70% 2048	13,400	15,951
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	$700	669
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	800	792
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	6,000	5,920
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[4]	955	900
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[4]	320	310
Swedish Export Credit Corp. 2.875% 2023 (USD Semi Annual 30/360 (vs. 3M LIBOR) 5Y + 1.45% on 11/14/2018)[4,5]	9,000	9,005
Turkey (Republic of) 9.00% 2024	TRY11,025	1,331
Turkey (Republic of) 4.25% 2026	$7,700	6,472
Turkey (Republic of) 4.875% 2026	3,580	3,078
Turkey (Republic of) 8.00% 2034	1,250	1,278
Turkey (Republic of) 6.00% 2041	2,820	2,330
Ukraine Government 7.75% 2019	18,600	18,775
United Mexican States 4.00% 2023	4,000	4,032
United Mexican States 3.60% 2025	500	487
United Mexican States 4.15% 2027	2,425	2,391
United Mexican States, Series M, 6.50% 2021	MXN55,000	2,852
United Mexican States, Series M, 8.00% 2023	1,540,000	83,158
Uruguay (Oriental Republic of) 8.50% 2028	UYU224,725	5,917
		1,155,959
Municipals 1.54% Illinois 0.85%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	$54,315	51,558
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	14,160	14,069
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	4,145	3,939
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[4]	7,760	9,255
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	39,745	40,435
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[8]	159,145	152,992
G.O. Bonds, Pension Funding Series 2013, 5.877% 2019	705	713
G.O. Bonds, Series 2013-B, 3.65% 2020	4,745	4,728
G.O. Bonds, Series 2013-B, 4.11% 2022	2,280	2,246
G.O. Bonds, Series 2013-B, 4.31% 2023	7,325	7,212
G.O. Bonds, Series 2013-B, 4.91% 2027	3,250	3,087
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	6,960	7,350
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	820	840
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	3,155	3,274
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	6,495	6,790
The Bond Fund of America — Page 32 of 45

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Bonds, notes & other debt instruments Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.05% 2024	$1,905	$2,008
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	6,205	6,520
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	1,230	1,262
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.827% 2021	2,065	2,139
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021[8]	654	677
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 2.56% 2050 (put 2025)[9]	6,275	6,221
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	1,430	1,489
Taxable G.O. Bonds, Series 2012-B, 4.85% 2022	2,305	2,330
		331,134
Colorado 0.17%
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2043	32,500	35,934
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2048	13,000	14,316
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.25% 2043	12,500	14,208
		64,458
Washington 0.11%
Motor Vehicle Fuel Tax G.O. Bonds, Series 2018-D, 5.00% 2043	10,000	11,321
Various Purpose G.O. Bonds, Series 2018-C, 5.00% 2042	26,290	29,785
		41,106
Nevada 0.07%
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2043	19,500	22,068
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2048	5,000	5,636
		27,704
Michigan 0.06%
Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-2, 4.60% 2022	6,000	6,097
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	17,290	17,661
		23,758
New Jersey 0.05%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	7,500	7,613
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	4,400	5,283
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2033	8,500	4,573
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	4,600	2,346
		19,815
Tennessee 0.03%
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2015-A, Series 2015-A, 3.50% 2045	1,455	1,488
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	1,010	1,038
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	4,020	4,149
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 2046	4,950	5,117
		11,792
The Bond Fund of America — Page 33 of 45

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Bonds, notes & other debt instruments Municipals (continued) Minnesota 0.03%	Principal amount (000)	Value (000)
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	$5,970	$6,172
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	780	804
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	3,725	3,796
		10,772
Hawaii 0.02%
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 2048	8,270	9,114
New York 0.02%
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2049	4,250	1,127
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2055	12,600	2,478
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2056	8,400	1,581
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	2,340	2,384
		7,570
Texas 0.02%
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	6,730
South Carolina 0.02%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	1,105	1,146
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	4,835	4,985
		6,131
Nebraska 0.02%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	1,405	1,435
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	4,210	4,311
		5,746
Wisconsin 0.02%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	2,320	2,391
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	3,145	3,204
		5,595
Maine 0.01%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	5,010	5,105
Ohio 0.01%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 5.875% 2047	5,000	5,000
Connecticut 0.01%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	4,380	4,470
Maryland 0.01%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	3,625	3,669
The Bond Fund of America — Page 34 of 45

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Bonds, notes & other debt instruments Municipals (continued) Kentucky 0.01%	Principal amount (000)	Value (000)
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	$1,625	$1,659
Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	1,465	1,509
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds, Series 2016-A, 4.00% 2046	1,395	1,445
California 0.00%
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	1,045	1,039
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	100	98
Various Purpose G.O. Bonds, Series 2009, 7.50% 2034	100	138
		1,275
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	1,135	1,178
Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	1,010	1,033
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	945	976
Florida 0.00%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	600	600
Total municipals		599,344
Federal agency bonds & notes 0.00%
Fannie Mae 2.125% 2026	500	465
Total bonds, notes & other debt instruments (cost: $38,565,367,000)		37,909,840
Preferred securities 0.01% Financials 0.01%	Shares
CoBank, ACB, Class E, noncumulative[4]	6,250	4,094
Total preferred securities (cost: $5,820,000)		4,094
Common stocks 0.00% Health care 0.00%
Rotech Healthcare Inc.[6,7,13,14]	342,069	684
Concordia International Corp.[13]	25,371	511
		1,195
The Bond Fund of America — Page 35 of 45

unaudited
Common stocks Consumer discretionary 0.00%	Shares	Value (000)
Cumulus Media Inc., Class B6,13	22,271	$381
Cumulus Media Inc., Class A13	18,327	313
		694
Information technology 0.00%
Corporate Risk Holdings I, Inc.[6,7,13]	188,850	132
Corporate Risk Holdings Corp.[6,7,13,14]	955	—[2]
		132
Industrials 0.00%
Ply Gem Parent, LLC, Class B6,13	457	57
Total common stocks (cost: $21,876,000)		2,078
Short-term securities 10.84%	Principal amount (000)
Apple Inc. 2.14% due 10/9/2018–10/15/2018[4]	$116,250	116,148
CHARTA, LLC 2.25%–2.27% due 10/19/2018–11/19/2018[4]	52,800	52,674
Chevron Corp. 2.07% due 10/26/2018[4]	75,000	74,875
Coca-Cola Co. 2.10% due 11/9/2018[4]	25,000	24,936
ExxonMobil Corp. 2.00%–2.14% due 10/3/2018–10/25/2018	159,900	159,771
Federal Home Loan Bank 1.93%–2.11% due 10/1/2018–12/5/2018	1,413,600	1,411,231
Freddie Mac 1.96%–2.03% due 10/22/2018–11/13/2018	362,000	361,410
Hershey Co. 2.03% due 10/10/2018[4]	74,300	74,246
IBM Credit LLC 2.08% due 10/9/2018[4]	50,000	49,967
John Deere Capital Corp. 2.17% due 11/6/2018[4]	50,000	49,881
John Deere Financial Ltd. 2.04%–2.21% due 10/2/2018–11/1/2018[4]	138,800	138,696
National Australia Bank Ltd. 2.06% due 10/5/2018[4]	150,000	149,937
National Rural Utilities Cooperative Finance Corp. 2.09%–2.10% due 10/11/2018–10/12/2018	75,000	74,938
Nigerian Treasury Bills 0.00%–13.86% due 10/25/2018–9/19/2019	NGN22,822,100	61,182
Pfizer Inc. 2.10%–2.15% due 10/12/2018–12/4/2018[4]	$160,000	159,594
U.S. Treasury Bills 1.85%–2.20% due 10/4/2018–2/21/2019	1,247,100	1,242,071
Wal-Mart Stores, Inc. 2.10% due 10/22/2018[4]	17,500	17,474
Total short-term securities (cost: $4,220,286,000)		4,219,031
Total investment securities 108.25% (cost: $42,813,349,000)		42,135,043
Other assets less liabilities (8.25)%		(3,212,156)
Net assets 100.00%		$38,922,887
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[15] (000)	Value at 9/30/2018[16] (000)	Unrealized (depreciation) appreciation at 9/30/2018 (000)
30 Day Federal Funds Futures	Long	3,256	November 2018	$1,356,775	$1,327,130	$(481)
30 Day Federal Funds Futures	Short	3,256	January 2019	(1,356,775)	(1,324,687)	742
90 Day Euro Dollar Futures	Short	12,749	December 2018	(3,187,250)	(3,102,469)	(453)
90 Day Euro Dollar Futures	Short	5,941	June 2019	(1,485,250)	(1,440,841)	1,039
90 Day Euro Dollar Futures	Long	12,754	December 2019	3,188,500	3,088,381	167
90 Day Euro Dollar Futures	Long	3,100	March 2021	775,000	750,626	(974)
90 Day Euro Dollar Futures	Long	6,835	December 2021	1,708,750	1,655,352	(2,312)
2 Year U.S. Treasury Note Futures	Long	18,890	January 2019	3,778,000	3,980,772	(6,889)
The Bond Fund of America — Page 36 of 45

unaudited
Contracts	Type	Number of contracts	Expiration	Notional amount[15] (000)	Value at 9/30/2018[16] (000)	Unrealized (depreciation) appreciation at 9/30/2018 (000)
5 Year Euro-Bobl Futures	Long	612	December 2018	$61,200	$92,870	$(15)
5 Year U.S. Treasury Note Futures	Long	108,960	January 2019	10,896,000	12,255,446	(88,846)
10 Year Euro-Bund Futures	Long	496	December 2018	49,600	91,444	(1,100)
10 Year U.S. Treasury Note Futures	Long	12,148	December 2018	1,214,800	1,442,955	(4,132)
10 Year Ultra U.S. Treasury Note Futures	Short	3,812	December 2018	(381,200)	(480,312)	34
20 Year U.S. Treasury Bond Futures	Long	145	December 2018	14,500	20,372	104
30 Year Euro-Buxl Futures	Short	80	December 2018	(8,000)	(16,192)	256
30 Year Ultra U.S. Treasury Bond Futures	Short	1,139	December 2018	(113,900)	(175,726)	2,556
						$(100,304)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2018 (000)
Purchases (000)	Sales (000)
USD762	EUR650	Goldman Sachs	10/3/2018	$7
JPY3,381,918	USD30,530	Bank of America, N.A.	10/3/2018	(754)
CAD5,432	USD4,161	Morgan Stanley	10/4/2018	45
USD9,053	AUD12,476	Bank of America, N.A.	10/4/2018	35
KRW23,388,000	USD21,061	JPMorgan Chase	10/4/2018	27
JPY408,096	USD3,680	Citibank	10/4/2018	(87)
JPY408,096	USD3,681	Bank of America, N.A.	10/4/2018	(88)
USD20,942	KRW23,388,000	Goldman Sachs	10/4/2018	(146)
USD53,820	MXN1,021,600	Bank of America, N.A.	10/4/2018	(719)
MXN306,000	USD15,752	Morgan Stanley	10/5/2018	582
USD1,603	KRW1,800,000	JPMorgan Chase	10/5/2018	(20)
USD7,761	MXN146,000	Citibank	10/5/2018	(32)
USD14,289	SGD19,600	JPMorgan Chase	10/5/2018	(51)
USD25,041	COP74,782,000	Goldman Sachs	10/5/2018	(200)
USD26,330	MXN499,000	Citibank	10/5/2018	(305)
GBP19,264	EUR21,350	Bank of New York Mellon	10/9/2018	310
GBP10,275	USD13,284	Citibank	10/9/2018	115
USD13,081	GBP9,950	Citibank	10/9/2018	106
USD427	GBP325	Citibank	10/9/2018	3
USD261	EUR225	Morgan Stanley	10/9/2018	(1)
USD3,085	AUD4,300	Bank of New York Mellon	10/9/2018	(24)
EUR20,975	GBP18,925	Bank of New York Mellon	10/9/2018	(305)
USD3,667	EUR3,150	Citibank	10/11/2018	6
JPY2,318,000	USD20,833	Citibank	10/11/2018	(412)
USD11,409	GBP8,595	Citibank	10/12/2018	199
GBP20,170	USD26,126	Goldman Sachs	10/12/2018	181
GBP575	USD755	Citibank	10/12/2018	(5)
USD15,805	GBP12,150	Citibank	10/12/2018	(42)
USD2,206	INR159,700	Citibank	10/15/2018	8
INR240,000	USD3,298	Citibank	10/15/2018	5
USD8,473	INR619,350	JPMorgan Chase	10/15/2018	(52)
USD13,181	KRW14,739,000	Morgan Stanley	10/15/2018	(112)
USD15,762	KRW17,779,000	Goldman Sachs	10/15/2018	(273)
BRL14,250	USD3,412	Citibank	10/17/2018	111
The Bond Fund of America — Page 37 of 45

unaudited
Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2018 (000)
Purchases (000)	Sales (000)
CAD17,100	USD13,134	Goldman Sachs	10/17/2018	$110
MXN47,480	USD2,445	Citibank	10/17/2018	84
USD26,216	EUR22,525	Bank of New York Mellon	10/17/2018	23
USD394	BRL1,650	JPMorgan Chase	10/17/2018	(14)
USD1,184	MXN23,000	Citibank	10/17/2018	(41)
USD3,108	BRL13,000	Citibank	10/17/2018	(106)
USD20,844	KRW23,375,000	JPMorgan Chase	10/17/2018	(237)
USD6,517	ZAR96,000	Goldman Sachs	10/17/2018	(254)
USD6,536	ZAR97,000	Goldman Sachs	10/17/2018	(305)
USD20,328	SEK183,100	Goldman Sachs	10/17/2018	(307)
JPY4,598,769	USD41,495	Morgan Stanley	10/17/2018	(963)
CLP16,700,000	USD23,986	Goldman Sachs	10/18/2018	1,415
USD13,034	MXN247,000	Goldman Sachs	10/18/2018	(119)
USD107,639	JPY11,940,000	Goldman Sachs	10/19/2018	2,387
CAD34,150	USD26,277	JPMorgan Chase	10/19/2018	175
CAD30,172	USD23,245	Bank of New York Mellon	10/19/2018	126
USD19,752	EUR16,925	JPMorgan Chase	10/19/2018	68
USD484	GBP370	Bank of America, N.A.	10/19/2018	2
USD328	GBP250	Citibank	10/19/2018	2
GBP250	USD327	Morgan Stanley	10/19/2018	(1)
USD5,179	SGD7,100	Bank of New York Mellon	10/19/2018	(18)
USD13,157	CAD17,100	Morgan Stanley	10/19/2018	(88)
USD58,080	MXN1,111,196	Bank of New York Mellon	10/19/2018	(1,081)
USD40,446	EUR34,500	Goldman Sachs	10/22/2018	312
MXN100,200	USD5,287	Bank of America, N.A.	10/22/2018	45
AUD34,186	USD24,642	Bank of New York Mellon	10/24/2018	75
USD1,912	INR140,000	Citibank	10/24/2018	(13)
TRY65,800	USD10,280	Citibank	10/25/2018	429
USD5,296	TRY32,900	JPMorgan Chase	10/25/2018	(58)
USD26,101	SEK229,000	Morgan Stanley	10/29/2018	267
USD6,880	INR499,350	JPMorgan Chase	10/29/2018	21
USD23,801	BRL96,900	Bank of America, N.A.	10/29/2018	(134)
USD13,014	ZAR188,000	Citibank	10/29/2018	(224)
EUR22,150	USD26,147	Morgan Stanley	10/29/2018	(365)
USD64,932	INR4,748,500	Bank of America, N.A.	10/30/2018	(288)
USD20,902	GBP15,850	Goldman Sachs	10/31/2018	212
USD26,076	GBP19,975	JPMorgan Chase	10/31/2018	2
USD21,074	KRW23,388,000	JPMorgan Chase	11/7/2018	(29)
EUR22,650	USD26,661	Morgan Stanley	11/9/2018	(274)
USD1,781	EUR1,405	Citibank	3/6/2019	127
EUR250	USD298	Citibank	3/6/2019	(4)
USD1,171	EUR915	Goldman Sachs	3/8/2019	93
USD1,240	EUR980	Goldman Sachs	3/8/2019	86
USD1,206	EUR950	JPMorgan Chase	3/15/2019	87
USD1,347	EUR1,060	Goldman Sachs	4/12/2019	95
				$(568)
The Bond Fund of America — Page 38 of 45

unaudited
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2018 (000)
7.48%	28-day MXN-TIIE	1/11/2019	MXN3,460,000	$(357)	$—	$(357)
7.46%	28-day MXN-TIIE	1/24/2019	1,960,000	(235)	—	(235)
7.195%	28-day MXN-TIIE	4/15/2019	1,090,000	(306)	—	(306)
U.S. EFFR	2.385%	5/1/2019	$11,826,975	1,695	—	1,695
7.51%	28-day MXN-TIIE	5/30/2019	MXN1,550,000	(355)	—	(355)
1.962%	3-month Canada BA	6/27/2019	C$532,000	(797)	—	(797)
U.S. EFFR	2.552%	7/31/2019	$8,338,380	776	—	776
2.613%	U.S. EFFR	7/31/2019	23,700,000	(554)	—	(554)
2.738%	U.S. EFFR	9/18/2019	4,209,469	(21)	—	(21)
2.733%	U.S. EFFR	9/18/2019	4,210,531	(49)	—	(49)
(0.223)%	EONIA	2/1/2020	€262,500	372	—	372
(0.122)%	6-month EURIBOR	2/1/2020	261,900	351	—	351
(0.2305)%	EONIA	2/2/2020	517,500	671	—	671
7.14%	28-day MXN-TIIE	4/29/2020	MXN2,118,400	(1,483)	—	(1,483)
7.84%	28-day MXN-TIIE	5/8/2020	954,155	(130)	—	(130)
7.87%	28-day MXN-TIIE	5/8/2020	1,749,845	(195)	—	(195)
6.78%	28-day MXN-TIIE	7/6/2020	1,008,770	(1,082)	—	(1,082)
2.898%	3-month USD-LIBOR	8/3/2020	$155,000	(201)	—	(201)
3-month USD-LIBOR	2.865%	8/9/2020	948,680	1,827	—	1,827
2.533%	U.S. EFFR	8/9/2020	948,680	(1,903)	—	(1,903)
3-month USD-LIBOR	2.8025%	8/15/2020	681,520	2,090	—	2,090
2.495%	U.S. EFFR	8/15/2020	681,523	(1,910)	—	(1,910)
3-month USD-LIBOR	2.806%	8/29/2020	194,600	598	—	598
2.5215%	U.S. EFFR	8/29/2020	548,370	(1,385)	—	(1,385)
2.5045%	U.S. EFFR	8/29/2020	748,630	(2,129)	—	(2,129)
2.622%	U.S. EFFR	9/14/2020	500,000	(415)	—	(415)
3-month USD-LIBOR	2.624%	3/8/2021	770,000	7,145	—	7,145
3-month USD-LIBOR	2.1892%	8/13/2021	50,000	1,177	—	1,177
3-month USD-LIBOR	1.217%	9/22/2021	44,000	2,297	—	2,297
3-month USD-LIBOR	1.225%	9/22/2021	44,000	2,287	—	2,287
3-month USD-LIBOR	1.2255%	9/23/2021	478,500	24,884	—	24,884
3-month USD-LIBOR	1.25%	9/23/2021	430,000	22,062	—	22,062
3-month USD-LIBOR	1.225%	9/23/2021	346,500	18,024	—	18,024
3-month USD-LIBOR	1.2796%	10/11/2021	345,000	17,733	—	17,733
1.967%	3-month USD-LIBOR	1/26/2022	37,500	(1,296)	—	(1,296)
6.99%	28-day MXN-TIIE	6/17/2022	MXN655,000	(1,003)	—	(1,003)
2.5775%	U.S. EFFR	7/16/2022	$1,001,820	(1,820)	—	(1,820)
3-month USD-LIBOR	1.948%	7/28/2022	630,000	25,251	—	25,251
2.80%	3-month USD-LIBOR	9/2/2022	785,000	(4,859)	—	(4,859)
2.009%	3-month USD-LIBOR	10/4/2022	272,000	(10,793)	—	(10,793)
2.1045%	3-month USD-LIBOR	10/31/2022	110,000	(4,029)	—	(4,029)
2.7435%	3-month USD-LIBOR	2/16/2023	224,000	(2,910)	—	(2,910)
2.7365%	3-month USD-LIBOR	2/20/2023	222,000	(2,954)	—	(2,954)
3-month USD-LIBOR	2.733%	3/8/2023	775,000	10,383	—	10,383
3-month USD-LIBOR	2.7454%	3/8/2023	725,000	9,339	—	9,339
3-month USD-LIBOR	2.749%	4/6/2023	180,900	2,377	—	2,377
3-month USD-LIBOR	2.8865%	4/23/2023	265,000	1,954	—	1,954
3-month USD-LIBOR	2.9415%	5/14/2023	65,000	327	—	327
2.5815%	U.S. EFFR	5/25/2023	459,000	(2,728)	—	(2,728)
1.615%	3-month USD-LIBOR	8/18/2023	270,000	(7,093)	—	(7,093)
The Bond Fund of America — Page 39 of 45

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2018 (000)
3-month USD-LIBOR	2.585%	1/26/2025	$184,500	$5,207	$—	$5,207
3-month USD-LIBOR	2.588%	1/26/2025	86,000	2,412	—	2,412
2.768%	3-month USD-LIBOR	1/29/2025	230,000	(1,337)	—	(1,337)
6-month JPY-LIBOR	0.5327%	3/4/2025	¥6,100,000	(1,113)	—	(1,113)
2.8775%	3-month USD-LIBOR	3/23/2025	$162,300	(1,868)	—	(1,868)
2.524%	3-month USD-LIBOR	4/14/2025	123,000	(3,298)	—	(3,298)
2.905%	3-month USD-LIBOR	6/21/2025	212,052	(2,212)	—	(2,212)
2.354%	3-month USD-LIBOR	9/25/2025	420,000	(14,144)	—	(14,144)
6-month JPY-LIBOR	0.46995%	11/17/2025	¥6,250,000	(897)	—	(897)
6-month JPY-LIBOR	0.3822%	1/15/2026	5,100,000	(439)	—	(439)
6-month JPY-LIBOR	0.228%	2/8/2026	8,500,000	127	—	127
6-month JPY-LIBOR	0.20125%	2/18/2026	8,240,000	277	—	277
0.1223%	6-month JPY-LIBOR	5/11/2026	2,000,000	(188)	—	(188)
0.1173%	6-month JPY-LIBOR	5/13/2026	1,000,000	(97)	—	(97)
0.10855%	6-month JPY-LIBOR	5/16/2026	2,000,000	(208)	—	(208)
0.0188%	6-month JPY-LIBOR	6/16/2026	1,000,000	(168)	—	(168)
(0.00395)%	6-month JPY-LIBOR	6/17/2026	2,000,000	(367)	—	(367)
28-day MXN-TIIE	8.07%	1/1/2027	MXN910,000	119	—	119
0.22855%	6-month JPY-LIBOR	1/12/2027	¥7,700,000	(358)	—	(358)
28-day MXN-TIIE	8.135%	1/14/2027	MXN515,000	(41)	—	(41)
2.4805%	3-month USD-LIBOR	3/21/2027	$125,000	(5,761)	—	(5,761)
2.3335%	3-month USD-LIBOR	3/29/2027	112,000	(6,423)	—	(6,423)
2.333%	3-month USD-LIBOR	3/29/2027	150,000	(8,608)	—	(8,608)
28-day MXN-TIIE	7.47%	4/5/2027	MXN290,000	647	—	647
3-month USD-LIBOR	2.2225%	4/19/2027	$47,000	3,111	—	3,111
3-month SEK-STIBOR	1.125%	4/28/2027	SKr665,000	(80)	—	(80)
0.8153%	6-month EURIBOR	4/28/2027	€69,000	(179)	—	(179)
3-month USD-LIBOR	2.293%	5/3/2027	$54,000	3,301	—	3,301
28-day MXN-TIIE	7.625%	5/20/2027	MXN410,000	718	—	718
3-month USD-LIBOR	2.2935%	7/17/2027	$70,000	4,381	—	4,381
0.8518%	6-month EURIBOR	8/21/2027	€31,000	(76)	—	(76)
3-month SEK-STIBOR	1.215%	8/21/2027	SKr300,000	(194)	—	(194)
3-month USD-LIBOR	2.388%	10/31/2027	$200,000	11,384	—	11,384
3-month USD-LIBOR	2.31934%	11/17/2027	138,500	8,707	—	8,707
3-month USD-LIBOR	2.31613%	11/17/2027	129,500	8,175	—	8,175
28-day MXN-TIIE	7.865%	12/8/2027	MXN560,000	615	—	615
28-day MXN-TIIE	7.93%	12/9/2027	565,000	490	—	490
3-month USD-LIBOR	2.446%	1/8/2028	$42,000	2,256	—	2,256
2.925%	3-month USD-LIBOR	2/1/2028	71,100	(664)	—	(664)
2.91%	3-month USD-LIBOR	2/1/2028	88,800	(884)	—	(884)
2.908%	3-month USD-LIBOR	2/1/2028	88,900	(893)	—	(893)
2.92%	3-month USD-LIBOR	2/2/2028	67,200	(642)	—	(642)
3-month USD-LIBOR	2.91%	2/22/2028	31,000	501	—	501
3-month USD-LIBOR	2.891%	3/9/2028	45,000	798	—	798
U.S. EFFR	2.5065%	3/22/2028	203,000	4,223	—	4,223
U.S. EFFR	2.535%	3/23/2028	156,100	2,876	—	2,876
U.S. EFFR	2.471%	3/27/2028	190,100	4,527	—	4,527
U.S. EFFR	2.4575%	3/29/2028	224,497	5,605	—	5,605
U.S. EFFR	2.424%	3/30/2028	189,960	5,277	—	5,277
U.S. EFFR	2.412%	4/5/2028	86,343	2,491	—	2,491
2.919%	3-month USD-LIBOR	7/16/2028	89,800	(1,476)	—	(1,476)
3.1585%	3-month USD-LIBOR	9/27/2028	301,800	1,160	—	1,160
6-month GBP-LIBOR	1.6567%	9/28/2028	£53,200	—	—	—
The Bond Fund of America — Page 40 of 45

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2018 (000)
3-month USD-LIBOR	2.679%	4/14/2030	$65,500	$2,661	$—	$2,661
3-month USD-LIBOR	3.005%	9/2/2030	160,300	2,144	—	2,144
3-month USD-LIBOR	2.514%	9/25/2030	223,000	11,972	—	11,972
3-month USD-LIBOR	1.87%	8/18/2031	57,000	5,938	—	5,938
3-month USD-LIBOR	2.8672%	1/29/2033	50,700	1,267	—	1,267
2.523%	3-month USD-LIBOR	12/8/2035	5,000	(428)	—	(428)
2.432%	3-month USD-LIBOR	9/21/2037	2,000	(212)	—	(212)
3-month USD-LIBOR	2.9625%	2/1/2038	53,300	911	—	911
3-month USD-LIBOR	2.963%	2/1/2038	53,100	906	—	906
3-month USD-LIBOR	2.986%	2/1/2038	43,100	669	—	669
3-month USD-LIBOR	2.967%	2/2/2038	41,500	697	—	697
2.987%	3-month USD-LIBOR	2/7/2038	37,000	(935)	—	(935)
3.193%	3-month USD-LIBOR	5/21/2038	45,000	253	—	253
3.062%	3-month USD-LIBOR	7/31/2038	23,500	(331)	—	(331)
3-month USD-LIBOR	2.6785%	9/4/2045	45,000	3,875	—	3,875
3-month USD-LIBOR	2.516%	10/20/2045	42,000	4,915	—	4,915
3-month USD-LIBOR	2.525%	10/20/2045	28,000	3,229	—	3,229
3-month USD-LIBOR	2.5315%	10/26/2045	40,000	4,565	—	4,565
3-month USD-LIBOR	2.57082%	11/6/2045	123,000	13,135	—	13,135
3-month USD-LIBOR	2.57067%	11/9/2045	13,200	1,410	—	1,410
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	1,202	—	1,202
3-month USD-LIBOR	2.59125%	12/16/2045	45,000	4,637	—	4,637
3-month USD-LIBOR	2.4095%	1/14/2046	15,000	2,067	—	2,067
2.5095%	3-month USD-LIBOR	7/24/2047	3,000	(366)	—	(366)
U.S. EFFR	2.166%	10/23/2047	55,000	6,542	—	6,542
U.S. EFFR	2.172%	11/8/2047	30,000	3,529	—	3,529
U.S. EFFR	2.145%	11/9/2047	33,500	4,121	—	4,121
U.S. EFFR	2.153%	11/10/2047	33,500	4,066	—	4,066
U.S. EFFR	2.155%	11/10/2047	18,850	2,280	—	2,280
U.S. EFFR	2.17%	11/13/2047	34,150	4,030	—	4,030
U.S. EFFR	2.5635%	2/12/2048	135,836	5,305	—	5,305
U.S. EFFR	2.4615%	3/15/2048	8,400	501	—	501
U.S. EFFR	2.485%	3/15/2048	8,400	461	—	461
2.98%	3-month USD-LIBOR	3/15/2048	8,400	(245)	—	(245)
2.9625%	3-month USD-LIBOR	3/15/2048	8,400	(275)	—	(275)
U.S. EFFR	2.425%	3/16/2048	16,700	1,119	—	1,119
2.917%	3-month USD-LIBOR	3/16/2048	16,700	(698)	—	(698)
U.S. EFFR	2.51375%	3/22/2048	16,300	801	—	801
U.S. EFFR	2.505%	3/22/2048	14,700	749	—	749
U.S. EFFR	2.40875%	4/13/2048	61,900	4,356	—	4,356
2.9075%	3-month USD-LIBOR	4/16/2048	13,500	(592)	—	(592)
U.S. EFFR	2.425%	4/17/2048	5,000	336	—	336
U.S. EFFR	2.43625%	4/19/2048	60,300	3,912	—	3,912
3-month USD-LIBOR	3.0745%	5/17/2048	11,700	120	—	120
U.S. EFFR	2.625%	5/25/2048	104,000	2,804	—	2,804
U.S. EFFR	2.445%	6/4/2048	31,400	1,991	—	1,991
2.638%	U.S. EFFR	8/1/2048	64,600	(1,590)	—	(1,590)
2.54875%	U.S. EFFR	8/14/2048	63,000	(2,695)	—	(2,695)
3-month USD-LIBOR	2.973%	8/15/2048	15,500	475	—	475
U.S. EFFR	2.52%	8/24/2048	25,200	1,227	—	1,227
6-month GBP-LIBOR	1.7507%	9/28/2048	£20,600	—	—	—
					$—	$234,209
The Bond Fund of America — Page 41 of 45

unaudited
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2018 (000)	Upfront payments (000)	Unrealized depreciation at 9/30/2018 (000)
CDX.NA.HY.25	5.00%/Quarterly	12/20/2020	$31,680	$(2,121)	$(816)	$(1,305)
CDX.NA.HY.29	5.00%/Quarterly	12/20/2022	84,600	(6,795)	(5,772)	(1,023)
CDX.NA.HY.30	5.00%/Quarterly	6/20/2023	517,850	(40,470)	(34,397)	(6,073)
CDX.NA.IG.31	1.00%/Quarterly	12/20/2023	1,110,285	(21,458)	(20,938)	(520)
					$(61,923)	$(8,921)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $256,560,000, which represented .66% of the net assets of the fund.
[2]	Amount less than one thousand.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,416,668,000, which represented 13.92% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $62,167,000, which represented .16% of the net assets of the fund.
[7]	Value determined using significant unobservable inputs.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Coupon rate may change periodically.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $20,237,000, which represented .05% of the net assets of the fund.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[12]	Purchased on a TBA basis.
[13]	Security did not produce income during the last 12 months.
[14]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[15]	Notional amount is calculated based on the number of contracts and notional contract size.
[16]	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00%
Rotech Healthcare Inc.	9/26/2013	$12,646	$684.00
Total private placement securities		$12,646	$684.00%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The Bond Fund of America — Page 42 of 45

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $22,466,494,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $972,145,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $79,557,706,000 and $1,624,153,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The Bond Fund of America — Page 43 of 45

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2018 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$15,514,904	$—	$15,514,904
Corporate bonds & notes	—	11,671,152	11,130	11,682,282
Mortgage-backed obligations	—	7,231,918	—	7,231,918
Asset-backed obligations	—	1,724,968	—	1,724,968
Bonds & notes of governments & government agencies outside the U.S.	—	1,155,959	—	1,155,959
Municipals	—	599,344	—	599,344
Federal agency bonds & notes	—	465	—	465
Preferred securities	—	4,094	—	4,094
Common stocks	824	438	816	2,078
Short-term securities	—	4,219,031	—	4,219,031
Total	$824	$42,122,273	$11,946	$42,135,043

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,898	$—	$—	$4,898
Unrealized appreciation on open forward currency contracts	—	7,983	—	7,983
Unrealized appreciation on interest rate swaps	—	348,183	—	348,183
Liabilities:
Unrealized depreciation on futures contracts	(105,202)	—	—	(105,202)
Unrealized depreciation on open forward currency contracts	—	(8,551)	—	(8,551)
Unrealized depreciation on interest rate swaps	—	(113,974)	—	(113,974)
Unrealized depreciation on credit default swaps	—	(8,921)	—	(8,921)
Total	$(100,304)	$224,720	$—	$124,416
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

The Bond Fund of America — Page 44 of 45

unaudited
Key to abbreviations and symbols
Agcy. = Agency	G.O. = General Obligation
AMT = Alternative Minimum Tax	GBP/£ = British pounds
AUD = Australian dollars	INR = Indian rupees
Auth. = Authority	JPY/¥ = Japanese yen
BA = Bankers’ Acceptance	KRW = South Korean won
BRL = Brazilian reais	LIBOR = London Interbank Offered Rate
CAD/C$ = Canadian dollars	MXN = Mexican pesos
CLO = Collateralized Loan Obligations	NGN = Nigerian naira
CLP = Chilean pesos	Ref. = Refunding
Dev. = Development	Rev. = Revenue
Dept. = Department	SEK/SKr = Swedish kronor
Econ. = Economic	SGD = Singapore dollars
EFFR = Federal Funds Effective Rate	SIFMA = Securities Industry and Financial Markets Association
EONIA = Effective Overnight Index Average	STIBOR = Stockholm Interbank Offered Rate
EUR/€ = Euros	TBA = To-be-announced
EURIBOR = Euro Interbank Offered Rate	TIIE = Equilibrium Interbank Interest Rate
Fac. = Facility	TRY = Turkish lira
Facs. = Facilities	USD/$ = U.S. dollars
Fin. = Finance	UYU = Uruguayan pesos
Fncg. = Financing	ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.
© 2018 Capital Group. All rights reserved.
MFGEFPX-008-1118O-S66116	The Bond Fund of America — Page 45 of 45

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: November 28, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 28, 2018